      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON June 25, 2003

                                          Securities Act File No. 333-__________
                                  Investment Company Act File No. 811-__________

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]

                       Pre-Effective Amendment No. ___ [ ]

                      Post-Effective Amendment No. ___ [ ]

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                              Amendment No. ___ [ ]

                       LEHMAN BROTHERS LIQUID ASSETS TRUST
               (Exact Name of Registrant as Specified in Charter)
                                 399 PARK AVENUE
                            NEW YORK, NEW YORK 10022
                    (Address of Principal Executive Offices)
                                   (Zip Code)
       Registrant's Telephone Number, including Area Code: (212) 526-7000

                           Jonathan Morris, Secretary
                       LEHMAN BROTHERS LIQUID ASSETS TRUST
                                 399 PARK AVENUE
                            NEW YORK, NEW YORK 10022
                     (Name and Address of Agent for Service)
                                    Copy to:

                            Kenneth S. Gerstein, Esq.
                            Schulte Roth & Zabel LLP
                                919 Third Avenue
                            New York, New York 10022

      Merrimac Master Portfolio also executed this Registration Statement
        Approximate date of commencement of proposed sale to the public:
 As soon as practical after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

|_|   immediately upon filing pursuant to paragraph (b)
|_|   on (date) pursuant to paragraph (b)
|_|   60 days after filing pursuant to paragraph (a)(1)
|_|   on (date) pursuant to paragraph (a)(1)
|_|   75 days after filing pursuant to paragraph (a)(2)
|_|   on (date) pursuant to paragraph (a)(2) of rule 485

         The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

         Lehman Brothers Cash Reserves Series and Lehman Brothers Prime Obligation Series (each, a "Fund") of the Registrant are "feeder" funds that intend to achieve their investment objectives by investing exclusively in corresponding "master" portfolios with identical investment objectives. Traditional mutual funds directly acquire and manage their own portfolio securities. The investment experience of a Fund will correspond directly with the investment experience of the corresponding "master" portfolio.

                                   Lehman Logo

June [__], 2003                                                       Prospectus

--------------------------------------------------------------------------------

                       LEHMAN BROTHERS LIQUID ASSETS TRUST

Lehman Brothers Cash Reserves Series

Lehman Brothers Prime Obligation Series

                                  Premium Class

         Each series of Lehman Brothers Liquid Assets Trust offers five classes of shares: Premium Class, Adviser Class, Institutional Class, Investment Class and Reserve Class. This prospectus relates only to the Premium Class.

         As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities as an investment and has not passed on the adequacy or accuracy of the information in this prospectus. It is a criminal offense to state otherwise.

Contents                                                                    Page

The Funds

Risk/Return Summaries

Lehman Brothers Cash Reserves Series...........................................3

Lehman Brothers Prime Obligation Series........................................5

Funds' Management..............................................................7

Your Investment

Shareholder Information

Purchases......................................................................8

Redemptions....................................................................9

Valuation of Shares...........................................................11

Dividends and Distributions...................................................11

Federal Taxes.................................................................11

Master/Feeder Structure.......................................................12

Privacy Policy................................................................12

Appendix A - Description of Securities in Which the Portfolios Can Invest.....14

For More Information

Back Cover

                              RISK/RETURN SUMMARIES

         The following information is only a summary of important information that you should know about Lehman Brothers Cash Reserves Series and Lehman Brothers Prime Obligation Series (each, a "Fund" and collectively, the "Funds") of Lehman Brothers Liquid Assets Trust (the "Trust"). As with any mutual fund, there is no guarantee that the Funds will achieve their investment objectives. Traditional mutual funds directly acquire and manage their own portfolio securities. The Funds are organized in a "master-feeder" structure, under which each Fund invests all of its assets in a corresponding series of Merrimac Master Portfolio (each, a "Portfolio" and collectively, the "Portfolios"). Each Fund and its corresponding Portfolio have substantially the same investment objectives and investment policies. Each Fund operates as a money market fund and thus seeks to maintain a stable share price of $1.00.

                      LEHMAN BROTHERS CASH RESERVES SERIES

The Fund's Investment Objective and Principal Strategies

         The investment objective of the Lehman Brothers Cash Reserves Series (the "Cash Series") is to achieve a high level of current income consistent with preserving principal and liquidity. The Fund seeks to achieve its investment objective by investing all of its assets in the Merrimac Cash Portfolio (the "Cash Portfolio"), a series of the Merrimac Master Portfolio (the "Portfolio Trust"). Lincoln Capital Fixed Income Management Company, LLC ("Lincoln Capital" or the "Sub-Adviser"), the sub-adviser of the Cash Portfolio, invests the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less. The Sub-Adviser seeks to maintain a dollar-weighted average portfolio maturity for the Portfolio of 90 days or less. Most of the Portfolio's investments will be in high quality corporate debt obligations, asset-backed securities, variable rate obligations, U.S. Treasury bills, notes and bonds and other instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities") and repurchase agreements. See Appendix A for more information regarding the types of securities in which the Portfolio invests.

Principal Risks of Investing in the Fund

         There is no assurance that the Fund will achieve its investment objective. Shares of the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

         Credit and Interest Rate Risks. All debt obligations, such as money market securities, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

         The Sub-Adviser actively manages the Fund's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

         Money market funds can sometimes be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems its shares at the Fund's per share net asset value ("NAV"). The Fund seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, an investment in the Fund is not a deposit of a bank, and is not insured or guaranteed by the FDIC or any other government agency.

Portfolio Performance

         The Fund has no performance history of its own. However, because the Fund will invest all of its assets in the Cash Portfolio, set forth below is a bar chart and table reflecting the Cash Portfolio's annual returns. Had the Fund existed from the commencement of the Cash Portfolio's operations and had it operated in its current master/feeder structure which requires it to invest its assets in the Cash Portfolio, the Fund would have had substantially similar returns to those shown for the Cash Portfolio. Those returns would have differed only to the extent of the operating expenses of the Fund. (The Fund bears its own operating expenses in addition to bearing its share of the operating expenses of the Cash Portfolio as an investor in the Cash Portfolio.) As a result, the returns of the Fund would have been somewhat lower than those shown. Past performance does not necessarily indicate what will happen in the future.

         Annual Total Return - Cash Portfolio (calendar years)
         -----------------------------------------------------

         1999            [__]%
         2000            [__]%
         2001            [__]%
         2002            [__]%

         During the periods shown in the bar chart, the highest total return for a quarter was [__]% (quarter ending [mm/dd/yy]) and the lowest total return for a quarter was [__]% (quarter ending [mm/dd/yy]).

         Average Annual Total Returns for Periods Ended December 31, 2002
         ----------------------------------------------------------------

                                1 Year         Life of Fund     Inception Date
                            --------------    --------------    --------------
         Cash Portfolio*         [__]%             [__]%          [_________]

Fees and Expenses

         This table describes the fees and expenses that you may pay if you buy and hold Premium Class shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

         Annual Fund Operating Expenses (expenses that are deducted from Fund assets - Premium Class)

          Management Fees (1)                                           0.17%
          Distribution (12b-1) Fees                                     None
          Other Expenses (2)                                           [0.02]%
                                                                     -------
          Total Annual Fund Operating Expenses                         [0.19]%
                                                                     =======

                  ---------------
         (1) "Management Fees" are those incurred by the Cash Portfolio which are borne by the Fund (because the Fund invests all of its assets in the Portfolio). The Fund does not bear a management fee of its own.

         (2) "Other Expenses" include expenses such as legal, accounting and printing services and are based on an estimate of the expenses for the Fund's first full fiscal year. The Fund also bears its proportionate share of the Portfolio's "Other Expenses."

Example

         This example is intended to help you compare the cost of investing in Premium Class shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Premium Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 Year                      3 Years
           $[__]                       $[__]


                     LEHMAN BROTHERS PRIME OBLIGATION SERIES

The Fund's Investment Objective and Principal Strategies

         The investment objective of the Lehman Brothers Prime Obligation Series (the "Prime Series") is to achieve a high level of current income consistent with preserving principal and liquidity. The Fund seeks to achieve its investment objective by investing all of its assets in the Merrimac Prime Portfolio (the "Prime Portfolio"), a series of the Portfolio Trust. Lincoln Capital, the sub-adviser of the Prime Portfolio, invests the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less. The Sub-Adviser seeks to maintain a dollar-weighted average portfolio maturity for the Portfolio of 60 days or less. Most of the Portfolio's investments will be in high quality corporate debt obligations, asset-backed securities, variable rate obligations, U.S. Government Securities and repurchase agreements. See Appendix A for more information regarding the types of securities in which the Portfolio invests.

Principal Risks of Investing in the Fund

         There is no assurance that the Fund will achieve its investment objective. Shares of the Fund are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

         Credit and Interest Rate Risks. All debt obligations, such as money market securities, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

         The Sub-Adviser actively manages the Fund's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

         Money market funds can sometimes be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems its shares at the Fund's NAV. The Fund seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, an investment in the Fund is not a deposit of a bank, and is not insured or guaranteed by the FDIC or any other government agency.

Portfolio Performance

         Because the Fund has not commenced operations as of the date hereof and the Prime Portfolio has not had a full calendar year of operations, performance information has not been included.

Fees and Expenses

         This table describes the fees and expenses that you may pay if you buy and hold Premium Class shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

         Annual Fund Operating Expenses (expenses that are deducted from Fund assets - Premium Class)

         Management Fees (1)                                          0.17%
         Distribution (12b-1) Fees                                    None
         Other Expenses (2)                                          [0.06]%
                                                                  --------
         Total Annual Fund Operating Expenses                        [0.23]%
                                                                 =========

         --------------------
         (1) "Management Fees" are those incurred by the Prime Portfolio which are borne by the Fund (because the Fund invests all of its assets in the Portfolio). The Fund does not bear a management fee of its own.

         (2) "Other Expenses" include expenses such as legal, accounting and printing services and are based on an estimate of the expenses for the Fund's first full fiscal year. The Fund also bears its proportionate share of the Portfolio's "Other Expenses."

Example

         This example is intended to help you compare the cost of investing in Premium Class shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Premium Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                   1 Year                      3 Years
                    $[__]                       $[__]


                                FUNDS' MANAGEMENT

         Investment Adviser. The Funds have not retained the services of an investment adviser because each Fund invests all of its investable assets in its corresponding Portfolio. Each Portfolio has retained the services of Investors Bank & Trust Company - Advisory Division (the "Adviser") as investment adviser. The Adviser continuously reviews and supervises each Portfolio's investment program. The Adviser discharges its responsibilities subject to the supervision of, and policies established by, the Board of Trustees of the Portfolio Trust. The Adviser's business address is 200 Clarendon Street, Boston, Massachusetts 02116. The Adviser began acting as an investment adviser at the commencement of operations of the Merrimac Cash Portfolio (November 21, 1996). The Portfolios each pay the Adviser and Investors Bank & Trust Company a unitary fee for providing the services of the Adviser and its affiliates as Adviser, Administrator, Custodian, Fund Accountant and Transfer Agent of the Portfolios. The fee is computed at an annual rate of 0.17% of the average net assets of each Portfolio.

         Investment Sub-Adviser. Lincoln Capital serves as investment sub-adviser to the Portfolios. Lincoln Capital manages the Portfolios, selects investments and places all orders for the purchase and sale of the Portfolios' securities, subject to the general supervision of, and policies established by the Board of Trustees of the Portfolio Trust and the Adviser. The business address of Lincoln Capital is 260 Franklin Street, 14th Floor, Boston, Massachusetts 02111. Lincoln Capital is a direct, wholly-owned subsidiary of Lehman Brothers Holdings Inc. and an affiliate of Lehman Brothers Inc., the Funds' distributor. Lincoln Capital and its predecessor company have been providing investment advisory services since 1981. As of June 1, 2003, Lincoln Capital had approximately $[32.9] billion of client assets under management.

         For its services to each Portfolio, Lincoln Capital receives a fee from the Adviser (and not from each Portfolio).

         The Adviser acts as a "manager of managers" for the Portfolios and supervises adherence by Lincoln Capital to each Portfolio's investment policies and guidelines. The Adviser also recommends the appointment of additional or replacement sub-advisers to the Portfolio Trust's Board of Trustees. The Adviser and the Portfolios have jointly received exemptive relief from the Securities and Exchange Commission (the "SEC") to permit the Adviser and the Portfolios to add or terminate sub-advisers without shareholder approval, subject to certain conditions.

                             SHAREHOLDER INFORMATION

Purchases

         General Information. Shares of the Funds may be purchased only through Lehman Brothers Inc., which serves as the distributor of the Funds' shares (the "Distributor"). Each Fund's shares are offered to the public on a continuous basis. Shares of each Fund may be purchased only in those states where they may be lawfully sold. Shares are sold at the NAV per share next computed after the purchase order is received in good order by the Distributor and payment for shares is received by Investors Bank & Trust Company ("Investors Bank"), the Funds' Custodian. See the Account Application or call [ _________ ] for instructions on how to make payment for shares to the Funds' Custodian. Shareholders may also make general inquiries by calling [_________].

         Investment Minimum and Minimum Balance. The minimum initial investment for Premium Class shares is $10 million. Subsequent purchases may be in any amount. Each Fund reserves the right to waive the minimum initial investment. When a Premium Class shareholder's account balance falls below $1 million due to redemption, a Fund may close the account. Such shareholders will be notified if the minimum balance is not being maintained and will be allowed 60 days to make additional investments before the account is closed.

         Third Party Investments. Investments made through a third party (rather than directly with the Funds) such as a financial intermediary may be subject to policies and fees which are different from those described herein. Banks, brokers, 401(k) plans, financial advisors and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. A purchaser should consult a representative of the financial intermediary if in doubt.

         Other Information. Share purchase orders are deemed to be in good order on the date a Fund receives a completed Account Application (and other documents required by the Trust) and federal funds become available to the Fund in the Fund's account with Investors Bank.

         Purchases may be made only by wire. Wiring instructions for purchases of shares of a Fund are as follows:

                         Investors Bank & Trust Company
                                ABA #: 011001438
                               Attn: Name of Fund
                               DDA #: [717171333]
                           Name of Account: [ ______ ]
                              Account #: [ ______ ]
                           Amount of Wire: [ ______ ]

         A bank may impose a charge to execute a wire transfer. A purchaser must call [ ______ ] to inform Investors Bank of an incoming wire transfer. The NAV of each Fund is determined once on each Business Day (as defined below) at 4:00 p.m. Eastern time (or, on days when the New York Stock Exchange ("NYSE") closes prior to 4:00 p.m., at such earlier time). A purchase order for shares received in proper form before 4:00 p.m. (or, on days when the NYSE closes prior to 4:00 p.m., at such earlier time) on a Business Day will be executed at the NAV per share next determined after receipt of the order, provided that Investors Bank receives the wire by the close of business on the day the purchase order is received. A "Business Day" is any day on which both the NYSE and the New York Federal Reserve Bank are open and any other day on which the Fund elects to accept offers for the purchase and redemption of shares. Purchase orders received after 4:00 p.m. will be effected on the next Business Day if cleared funds are received before the close of business on the next Business Day.

         Purchase orders for shares for which payment has not been received by the close of business will not be accepted, and notice thereof will be given to the purchaser. Each Fund also may limit the amount of a purchase order received after 3:00 p.m. (Eastern time).

         Each Fund reserves the right in its sole discretion (i) to suspend the offering of the Fund's shares, (ii) to reject purchase orders, and (iii) to modify or eliminate the minimum initial investment in Fund shares. Purchase orders may be refused if, for example, they are of a size that could disrupt management of a Portfolio.

Redemptions

         Shareholders may redeem all or a portion of their shares on any Business Day. Shares will be redeemed at the NAV next determined after Investors Bank has received a proper notice of redemption as described below. If notice of redemption is received prior to 4:00 p.m. (or, on days when the NYSE closes prior to 4:00 p.m., at such earlier time) on a Business Day, the redemption will be effective on the date of receipt. Proceeds of the redemption will ordinarily be made by wire on the date of receipt, but in any event within three Business Days from the date of receipt. Shareholder redemption requests received after 4:00 p.m. (or, on days when the NYSE closes prior to 4:00 p.m., at such earlier time) on a Business Day, will ordinarily receive payment by wire on the next Business Day, but, in any event, within four Business Days from the date of receipt of a proper notice of redemption. All redemption requests regarding shares of the Cash Series placed after 3:00 p.m. may only be placed by telephone.

         Each Fund reserves the right, in its sole discretion, to suspend redemptions or postpone payments on redemptions for more than seven days when the NYSE is closed or when trading is restricted for any reason, under emergency circumstances or during any other period as permitted by the SEC for the protection of investors. Each Fund reserves the right to postpone payments for redemption requests received after 3:00 p.m. Eastern time until the next Business Day.

         A shareholder may elect to receive payment in the form of a wire or check. There is no charge imposed by a Fund to redeem shares; however, in the case of redemption by wire, a shareholder's bank may impose its own wire transfer fee for receipt of the wire.

         Redemption By Wire. To redeem shares by wire, a shareholder or any authorized agent (so designated on the Account Application) must provide Investors Bank with the dollar amount to be redeemed, the account to which the redemption proceeds should be wired (such account must have been previously designated by the shareholder on its Account Application), the name of the shareholder and the shareholder's account number.

         A shareholder may change its authorized agent, the address of record or the account designated to receive redemption proceeds at any time by writing to Investors Bank with a signature guarantee. The signature(s) must be guaranteed by an acceptable financial institution (such as a bank, broker or credit union), as defined by Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended (the "Exchange Act"). Notarization is not acceptable. Financial institutions that participate in one of the medallion signature programs must use the specific "Medallion Guaranteed" stamp.

         Redemption By Mail. A shareholder who desires to redeem shares by mail may do so by mailing proper notice of redemption directly to Investors Bank & Trust Company, ATTN: Transfer Agency, OPS 22, P.O. Box 9130, Boston, MA 02117-9130. Proper notice of redemption includes written notice requesting redemption along with the signature of all persons in whose names the shares are registered and signed exactly as the shares are registered. The signature(s) must be guaranteed by an acceptable financial institution (such as a bank, broker, or credit union), as defined in Rule 17Ad-15 under the Exchange Act. Notarization is not acceptable. Financial institutions that participate in one of the medallion signature programs must use the specific "Medallion Guaranteed" stamp. In certain instances, Investors Bank may require additional documents such as trust instruments or certificates of corporate authority. Payment will be mailed to the address of record within seven days of receipt of a proper notice of redemption.

         Telephone Redemption. A shareholder may request redemption by calling Investors Bank at [ _______ ]. The telephone redemption option is made available to shareholders of a Fund on the Account Application. Shareholders will automatically be given the telephone redemption option unless that option has been declined on the Account Application. Each Fund reserves the right to refuse a telephone request for redemption if it believes that it is advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated at any time by a Fund. Neither the Funds nor Investors Bank will be liable for following redemption instructions received by telephone that are reasonably believed to be genuine, and the shareholder will bear the risk of loss in the event of unauthorized or fraudulent telephone instructions. Each Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. A Fund may be liable for any losses due to unauthorized or fraudulent instructions in the absence of following these procedures. Such procedures may include requesting personal identification information or recording telephone conversations. Redemption checks will be made payable to the registered shareholder(s) and sent to the address of record on file with Investors Bank. Payments by wire will only be made to the registered shareholder through pre-existing bank account instructions.

         No bank instruction changes will be accepted over the telephone. See Redemption By Wire for information on how to change bank instructions.

Valuation of Shares

         Each Fund offers its shares at the NAV per share of the Fund, as determined once each Business Day. This determination is made as of 4:00 p.m. Eastern time. Each Fund's NAV is based on the amortized cost of the corresponding Portfolio's securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost, rather than market forces. For information on how securities are valued, see the Statement of Additional Information.

Dividends and Distributions

         Each Fund intends to declare as a dividend substantially all of its net investment income at the close of each Business Day and will pay such dividends monthly. Substantially all of a Fund's distributions will be from net investment income. Shareholders of the Funds will be entitled to receive dividends on the Business Day their purchase is effected but will not receive dividends on the Business Day that their redemption is effected. Distributions of net capital gains, if any, are made annually at the discretion of the officers of the Fund. Dividends and/or capital gain distributions will be reinvested automatically in additional shares of a Fund at NAV and such shares will be automatically credited to a shareholder's account, unless a shareholder elects to receive either dividends or capital gains distributions (or both) in cash. Shareholders may change their distribution option at any time by writing to Investors Bank with a signature guarantee prior to the record date of any such dividend or distribution.

Federal Taxes

         Each Fund intends to qualify as a regulated investment company for federal income tax purposes. As such, it will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. Each Fund will distribute substantially all of its income and capital gains, if any, and does not expect to be subject to the federal excise tax applicable to certain undistributed amounts.

         Fund distributions are normally subject to federal, state and local income tax when they are received, even if reinvested in additional shares of such Fund. Generally, income dividend distributions and short-term capital gain distributions are taxable as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains. A redemption or exchange of a Fund's shares generally results in a capital gain or loss as long as the shares are held as capital assets.

         Every January, each Fund provides information to its shareholders about such Fund's dividends and distributions, and about the shareholders' redemptions, during the previous calendar year. Any shareholder who does not provide the applicable Fund with a correct taxpayer identification number and required certification may be subject to federal backup withholding tax. Foreign shareholders may be subject to other withholding requirements.

         Shareholders should consult their tax advisors about their own particular tax situations.

Master/Feeder Structure

         The Funds are "feeder" funds that invest exclusively in corresponding "master" Portfolios with identical investment objectives. Each Portfolio may accept investments from multiple feeder funds, which bear the Portfolio's expenses in proportion to their assets. Each feeder fund and its Portfolio expect to maintain consistent investment objectives, but if they do not, a Fund will withdraw from the master Portfolio, receiving either cash or securities in exchange for its interest in the Portfolio. The Board of Trustees of the Trust would then consider whether a Fund should hire its own investment adviser, invest in a different portfolio or take other action.

Privacy Policy

         The Trustees of the Trust respect the privacy of nonpublic personal information that we collect from our investors. Set forth is the policy of the Trust concerning the collection and disclosure of nonpublic personal information regarding investors and prospective investors in each Fund. The words "we" and "us" refer to the Funds and the words "you" and "your" refer to investors, former investors and prospective investors in the Funds who are covered by this policy.

         As we work together to achieve your investment goals, you will often share with us personal and financial information, such as your address, social security number and bank account information. We may also receive this information from firms that assist us in administering your account and processing transactions on your behalf. We collect this information in order to properly handle your account and to provide you with the services you expect to receive.

         We restrict access to your nonpublic personal information to those employees, affiliates and third parties who have a need to know that information in connection with your investments with us. To protect the security and confidentiality of your personal and financial information, we maintain physical, electronic and procedural safeguards that meet or exceed the standards of applicable laws and regulations.

         We will not share your nonpublic personal information with any non-affiliated party. We may use your nonpublic personal information and share it with our affiliates and third party service providers to the Funds in order to provide you with transfer agency, custodial and other related services, to improve our services, to make our procedures more efficient and to implement security measures. We obtain from these businesses confidentiality agreements that prohibit them from further sharing or improperly using your nonpublic personal information. We also may disclose any of the nonpublic personal information that we collect about you with our legal counsel as such disclosure is necessary to assist our counsel in providing services to the Funds.

         On occasion, we, our affiliates and our third party service providers may be required to provide information about you and your transactions to governmental agencies, self-regulatory organizations and similar bodies in order to fulfill legal and regulatory requirements. In addition, federal and state laws give parties to lawsuits and other legal proceedings the right under certain circumstances to obtain information from us, including your nonpublic personal information. In addition, we may make such other disclosures as you may specifically authorize from time to time.

                                   APPENDIX A

         The following are descriptions of certain types of securities in which the Portfolios may invest:

         Asset-Backed Securities. Each Portfolio may invest in asset-backed securities, which consist of securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets. Credit support for asset-backed securities may be based on the underlying assets and/or provided through credit enhancements such as letters of credit, insurance bonds, limited issuer guarantees, senior-subordinated structures and over collateralization. Asset-backed securities are normally traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder. Asset-backed securities may be subject to prepayment risk, particularly in a period of declining interest rates. Prepayments, which occur when unscheduled payments are made on the underlying debt instruments, may shorten the effective maturities of these securities and may lower their total returns. Asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets and there is the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. There is no limit on the extent to which the Portfolios may invest in asset-backed securities; however, the Portfolios will only invest in asset-backed securities that carry a rating in the highest category from at least two Nationally Recognized Statistical Rating Organizations ("NSROs").

         Commercial Paper. Each Portfolio may invest in commercial paper, which is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. The Portfolios may invest in commercial paper with maturities which vary from a few days to nine months. The Portfolios may also purchase U.S. dollar-denominated commercial paper of a foreign issuer rated in the highest or second highest rating categories by at least two NRSROs.

         Corporate Debt Obligations. Subject to its respective credit quality and maturity limitations, each Portfolio may invest in corporate bonds, including obligations of industrial, utility, banking and other financial issuers. Corporate bonds are subject to the risk of an issuer's inability to meet principal and interest payments and may also be subject to price volatility due to such factors as market interest rates, market perception of the credit worthiness of the issuer and general market liquidity.

         Eurodollar and Yankee Dollar Investments. Each Portfolio may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds of foreign corporate and government issuers that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Yankee Dollar instruments are U.S. dollar denominated bonds typically issued in the U.S. by foreign governments and their agencies and foreign banks and corporations. The Portfolios may invest in Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs") and Yankee Certificates of Deposit ("Yankee CDs"). ECDs are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks; ETDs are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or in a foreign bank; and Yankee CDs are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the U.S. These investments involve risks that are different from investments in securities issued by U.S. issuers, including potential unfavorable political and economic developments, foreign withholding or other taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest.

         Repurchase Agreements. Each Portfolio may enter into repurchase agreements, which are agreements by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. In substance, a repurchase agreement is a loan by the Portfolio collateralized with securities. The lending Portfolio's custodian or its agent will hold the security as collateral for the repurchase agreement. All repurchase transactions must be collateralized initially at a value at least equal to 102% of the repurchase price and counterparties are required to deliver additional collateral in the event the market value of the collateral falls below 100%. The Portfolios bear the risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from its right to dispose of the collateral securities or if the Portfolio realizes a loss on the sale of the collateral securities. Each Portfolio will enter into repurchase agreements with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Adviser. Each Portfolio will not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days because such agreements would be considered "illiquid securities."

         Restricted and Illiquid Securities. Each Portfolio may invest up to 10% of its net assets in illiquid securities. Illiquid securities are those securities or instruments that are not readily marketable, such as repurchase agreements maturing in more than seven days and certain restricted securities. Based upon continuing review of the trading markets for a specific restricted security, certain securities may be determined to be eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, and, therefore, to be liquid. Also, certain illiquid securities may be determined to be liquid if they are found to satisfy certain relevant liquidity requirements. The Board of Trustees of the Portfolio Trust has adopted guidelines and delegated to the Sub-Adviser the daily function of determining and monitoring the liquidity of portfolio securities, including restricted and illiquid securities. The Board of Trustees of the Portfolio Trust, however, retains oversight and is ultimately responsible for such determinations.

         Variable and Floating Rate Instruments. Certain of the obligations purchased by each Portfolio may carry variable or floating rates of interest and may include variable amount master demand notes. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market with respect to a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Portfolio will approximate their par value. Further, some of the demand instruments purchased by the Portfolios derive their liquidity from the ability of the holder to demand repayment from the issuer or from a third party providing credit support. The creditworthiness of issuers of variable and floating rate instruments and their ability to repay principal and interest will be monitored by the Sub-Adviser.

         Zero Coupon and Deferred Payment Securities. Each Portfolio may invest in zero coupon and deferred payment securities. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. A Portfolio is required to accrue income with respect to these securities prior to the receipt of cash payments. Because the Portfolios will distribute their share of this accrued income to shareholders, to the extent that the shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Portfolios will have fewer assets with which to purchase income producing securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

                       LEHMAN BROTHERS LIQUID ASSETS TRUST

                      Lehman Brothers Cash Reserves Series

                     Lehman Brothers Prime Obligation Series

         For investors who want more information about the Funds, the following documents are available free upon request:

         o Statement of Additional Information (the "SAI"): The SAI provides more detailed information about the Funds and is legally a part of this prospectus.

         o Annual/Semi-Annual Reports: The Portfolios' annual and semi-annual reports provide additional information about the Portfolios' investments.

         You can get free copies of the SAI, the reports, other information and answers to your questions about the Funds by contacting the Funds at [________] or the Funds' internet website at www.[_____________].com. You can also view the SAI and receive the reports free from the SEC's Internet website at http://www.sec.gov.

         Information about the Funds (including the SAI) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or you may obtain copies, upon payment of a duplicating fee, by writing to the Public Reference Room of the SEC, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. You may obtain information on the operation of the Public Reference Room by calling the SEC at 202-942-8090.

                       Distributed by Lehman Brothers Inc.

                   Investment Company Act File No. 811-[_____]

                                   Lehman Logo

June [__], 2003                                                       Prospectus

--------------------------------------------------------------------------------

                       LEHMAN BROTHERS LIQUID ASSETS TRUST

Lehman Brothers Cash Reserves Series

Lehman Brothers Prime Obligation Series

                                  Adviser Class

                               Institutional Class

                                Investment Class

                                  Reserve Class

         Each series of Lehman Brothers Liquid Assets Trust offers five classes of shares: Premium Class, Adviser Class, Institutional Class, Investment Class and Reserve Class. This prospectus relates to the Adviser Class, Institutional Class, Investment Class and Reserve Class (and does not relate to the Premium Class).

         As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities as an investment and has not passed on the adequacy or accuracy of the information in this prospectus. It is a criminal offense to state otherwise.

Contents                                                                    Page

The Funds

Risk/Return Summaries

Lehman Brothers Cash Reserves Series...........................................3

Lehman Brothers Prime Obligation Series........................................6

Funds' Management..............................................................9

Your Investment

Shareholder Information

Purchases.....................................................................10

Redemptions...................................................................11

Valuation of Shares...........................................................13

Dividends and Distributions...................................................13

Federal Taxes.................................................................13

Class Expenses and Distribution and Shareholder Servicing Plans...............14

Master/Feeder Structure.......................................................14

Privacy Policy................................................................15

Appendix A - Description of Securities in Which the Portfolios Can Invest.....16

For More Information

Back Cover

                              RISK/RETURN SUMMARIES

         The following information is only a summary of important information that you should know about Lehman Brothers Cash Reserves Series and Lehman Brothers Prime Obligation Series (each, a "Fund" and collectively, the "Funds") of Lehman Brothers Liquid Assets Trust (the "Trust"). As with any mutual fund, there is no guarantee that the Funds will achieve their investment objectives. Traditional mutual funds directly acquire and manage their own portfolio securities. The Funds are organized in a "master-feeder" structure, under which each Fund invests all of its assets in a corresponding series of Merrimac Master Portfolio (each, a "Portfolio" and collectively, the "Portfolios"). Each Fund and its corresponding Portfolio have substantially the same investment objectives and investment policies. Each Fund operates as a money market fund and thus seeks to maintain a stable share price of $1.00.

                      LEHMAN BROTHERS CASH RESERVES SERIES

The Fund's Investment Objective and Principal Strategies

         The investment objective of the Lehman Brothers Cash Reserves Series (the "Cash Series") is to achieve a high level of current income consistent with preserving principal and liquidity. The Fund seeks to achieve its investment objective by investing all of its assets in the Merrimac Cash Portfolio (the "Cash Portfolio"), a series of the Merrimac Master Portfolio (the "Portfolio Trust"). Lincoln Capital Fixed Income Management Company, LLC ("Lincoln Capital" or the "Sub-Adviser"), the sub-adviser of the Cash Portfolio, invests the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less. The Sub-Adviser seeks to maintain a dollar-weighted average portfolio maturity for the Portfolio of 90 days or less. Most of the Portfolio's investments will be in high quality corporate debt obligations, asset-backed securities, variable rate obligations, U.S. Treasury bills, notes and bonds and other instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities") and repurchase agreements. See Appendix A for more information regarding the types of securities in which the Portfolio invests.

Principal Risks of Investing in the Fund

         There is no assurance that the Fund will achieve its investment objective. Shares of the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

         Credit and Interest Rate Risks. All debt obligations, such as money market securities, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

         The Sub-Adviser actively manages the Fund's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

         Money market funds can sometimes be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems its shares at the Fund's per share net asset value ("NAV"). The Fund seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, an investment in the Fund is not a deposit of a bank, and is not insured or guaranteed by the FDIC or any other government agency.

Portfolio Performance

         The Fund has no performance history of its own. However, because the Fund will invest all of its assets in the Cash Portfolio, set forth below is a bar chart and table reflecting the Cash Portfolio's annual returns. Had the Fund existed from the commencement of the Cash Portfolio's operations and had it operated in its current master/feeder structure which requires it to invest its assets in the Cash Portfolio, the Fund would have had substantially similar returns to those shown for the Cash Portfolio. Those returns would have differed only to the extent of the operating expenses of the Fund. (The Fund bears its own operating expenses in addition to bearing its share of the operating expenses of the Cash Portfolio as an investor in the Cash Portfolio.) As a result, the returns of the Fund would have been somewhat lower than those shown. Past performance does not necessarily indicate what will happen in the future.

          Annual Total Return - Cash Portfolio (calendar years)
          -----------------------------------------------------

          1999            [__]%
          2000            [__]%
          2001            [__]%
          2002            [__]%

         During the periods shown in the bar chart, the highest total return for a quarter was [__]% (quarter ending [mm/dd/yy]) and the lowest total return for a quarter was [__]% (quarter ending [mm/dd/yy]).

         Average Annual Total Returns for Periods Ended December 31, 2002
         ----------------------------------------------------------------

                                 1 Year        Life of Fund       Inception Date
                            --------------    --------------      --------------
         Cash Portfolio*         [__]%            [__]%             [_________]

Fees and Expenses

         These tables describe the fees and expenses that you may pay if you buy and hold shares of a class of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

         Adviser Class - Annual Fund Operating Expenses (expenses that are deducted from Adviser Class shares)

         Management Fees (1)                                             0.17%
         Distribution (12b-1) Fees                                       0.25%
         Other Expenses (2)                                             [0.02]%
                                                                     --------
         Total Annual Fund Operating Expenses                           [0.44]%
                                                                     ========

         Institutional Class - Annual Fund Operating Expenses (expenses that are deducted from Institutional Class shares)

         Management Fees (1)                                             0.17%
         Distribution (12b-1) Fees                                        None
         Other Expenses (2)                                             [0.27]%
                                                                     --------
         Total Annual Fund Operating Expenses                           [0.44]%
                                                                     ========

         Investment Class - Annual Fund Operating Expenses (expenses that are deducted from Investment Class shares)

         Management Fees (1)                                             0.17%
         Distribution (12b-1) Fees                                       0.25%
         Other Expenses (2)                                             [0.27]%
                                                                     --------
         Total Annual Fund Operating Expenses                           [0.54]%
                                                                     ========

         Reserve Class - Annual Fund Operating Expenses (expenses that are deducted from Reserve Class shares)

         Management Fees (1)                                             0.17%
         Distribution (12b-1) Fees                                       0.10%
         Other Expenses (2)                                             [0.02]%
                                                                     --------
         Total Annual Fund Operating Expenses                           [0.29]%
                                                                     ========

               --------------
         (1) "Management Fees" are those incurred by the Cash Portfolio which are borne by the Fund (because the Fund invests all of its assets in the Portfolio). The Fund does not bear a management fee of its own.

         (2) "Other Expenses" include expenses such as legal, accounting and printing services and in the case of Institutional Class and Investment Class shares, shareholder servicing fees. "Other Expenses" are based on an estimate of the expenses for the Fund's first full fiscal year. The Fund also bears its proportionate share of the Portfolio's "Other Expenses."

Examples

         These examples are intended to help you compare the cost of investing in a class of shares of the Fund with the cost of investing in other mutual funds. Each of the examples assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The examples also assume that you invest $10,000 in the class of shares indicated, for the time periods indicated and then redeem all of your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions your costs of investing in shares of the Fund would be:

         Adviser Class
         -------------

          1 Year                      3 Years
          ------                      -------
           $[__]                       $[__]

         Institutional Class
         -------------------

          1 Year                      3 Years
          ------                      -------
           $[__]                       $[__]

         Investment Class
         ----------------

          1 Year                      3 Years
          ------                      -------
           $[__]                       $[__]

         Reserve Class
         -------------

          1 Year                     3 Years
          ------                     -------
           $[__]                      $[__]

                     LEHMAN BROTHERS PRIME OBLIGATION SERIES

The Fund's Investment Objective and Principal Strategies

         The investment objective of the Lehman Brothers Prime Obligation Series (the "Prime Series") is to achieve a high level of current income consistent with preserving principal and liquidity. The Fund seeks to achieve its investment objective by investing all of its assets in the Merrimac Prime Portfolio (the "Prime Portfolio"), a series of the Portfolio Trust. Lincoln Capital, the sub-adviser of the Prime Portfolio, invests the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less. The Sub-Adviser seeks to maintain a dollar-weighted average portfolio maturity for the Portfolio of 60 days or less. Most of the Portfolio's investments will be in high quality corporate debt obligations, asset-backed securities, variable rate obligations, U.S. Government Securities and repurchase agreements. See Appendix A for more information regarding the types of securities in which the Portfolio invests.

Principal Risks of Investing in the Fund

         There is no assurance that the Fund will achieve its investment objective. Shares of the Fund are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

         Credit and Interest Rate Risks. All debt obligations, such as money market securities, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

         The Sub-Adviser actively manages the Fund's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

         Money market funds can sometimes be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems its shares at the Fund's NAV. The Fund seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, an investment in the Fund is not a deposit of a bank, and is not insured or guaranteed by the FDIC or any other government agency.

Portfolio Performance

         Because the Fund has not commenced operations as of the date hereof and the Prime Portfolio has not had a full calendar year of operations, performance information has not been included.

Fees and Expenses

         These tables describe the fees and expenses that you may pay if you buy and hold shares of a class of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

         Adviser Class - Annual Fund Operating Expenses (expenses that are deducted from Adviser Class shares)

         Management Fees (1)                                             0.17%
         Distribution (12b-1) Fees                                       0.25%
         Other Expenses (2)                                             [0.06]%
                                                                      -------
         Total Annual Fund Operating Expenses                           [0.48]%
                                                                      =======

         Institutional Class - Annual Fund Operating Expenses (expenses that are deducted from Institutional Class shares)


         Management Fees (1)                                             0.17%
         Distribution (12b-1) Fees                                        None
         Other Expenses (2)                                             [0.31]%
                                                                      -------
         Total Annual Fund Operating Expenses                           [0.48]%
                                                                      =======

         Investment Class - Annual Fund Operating Expenses (expenses that are deducted from Investment Class shares)


         Management Fees (1)                                             0.17%
         Distribution (12b-1) Fees                                       0.10%
         Other Expenses (2)                                             [0.31]%
                                                                      -------
         Total Annual Fund Operating Expenses                           [0.58]%
                                                                      =======

         Reserve Class - Annual Fund Operating Expenses (expenses that are deducted from Reserve Class shares)

         Management Fees (1)                                             0.17%
         Distribution (12b-1) Fees                                       0.10%
         Other Expenses (2)                                             [0.06]%
                                                                      -------
         Total Annual Fund Operating Expenses                           [0.33]%
                                                                      =======
              -----------------
         (1) "Management Fees" are those incurred by the Prime Portfolio which are borne by the Fund (because the Fund invests all of its assets in the Portfolio). The Fund does not bear a management fee of its own.

         (2) "Other Expenses" include expenses such as legal, accounting and printing services and in the case of Institutional Class and Investment Class shares, shareholder servicing fees. "Other Expenses" are based on an estimate of the expenses for the Fund's first full fiscal year. The Fund also bears its proportionate share of the Portfolio's "Other Expenses."


Examples

         These examples are intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. Each of the examples assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The examples also assume that you invest $10,000 in the class of shares indicated, for the time periods indicated and then redeem all of your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions your costs of investing in shares of the Fund would be:

         Adviser Class
         -------------

          1 Year                      3 Years
          ------                      -------
           $[__]                       $[__]

         Institutional Class
         -------------------

          1 Year                      3 Years
          ------                      -------
           $[__]                       $[__]

         Investment Class
         ----------------

          1 Year                      3 Years
          ------                      -------
           $[__]                       $[__]

         Reserve Class
         -------------

          1 Year                     3 Years
          ------                     -------
           $[__]                      $[__]

                                FUNDS' MANAGEMENT

         Investment Adviser. The Funds have not retained the services of an investment adviser because each Fund invests all of its investable assets in its corresponding Portfolio. Each Portfolio has retained the services of Investors Bank & Trust Company - Advisory Division (the "Adviser") as investment adviser. The Adviser continuously reviews and supervises each Portfolio's investment program. The Adviser discharges its responsibilities subject to the supervision of, and policies established by, the Board of Trustees of the Portfolio Trust. The Adviser's business address is 200 Clarendon Street, Boston, Massachusetts 02116. The Adviser began acting as an investment adviser at the commencement of operations of the Merrimac Cash Portfolio (November 21, 1996). The Portfolios each pay the Adviser and Investors Bank & Trust Company a unitary fee for providing the services of the Adviser and its affiliates as Adviser, Administrator, Custodian, Fund Accountant and Transfer Agent of the Portfolios. The fee is computed at an annual rate of 0.17% of the average net assets ("ANA") of each Portfolio.

         Investment Sub-Adviser. Lincoln Capital serves as investment sub-adviser to the Portfolios. Lincoln Capital manages the Portfolios, selects investments and places all orders for the purchase and sale of the Portfolios' securities, subject to the general supervision of, and policies established by the Board of Trustees of the Portfolio Trust and the Adviser. The business address of Lincoln Capital is 260 Franklin Street, 14th Floor, Boston, Massachusetts 02111. Lincoln Capital is a direct, wholly-owned subsidiary of Lehman Brothers Holdings Inc. and an affiliate of Lehman Brothers Inc., the Funds' distributor. Lincoln Capital and its predecessor company have been providing investment advisory services since 1981. As of June 1, 2003, Lincoln Capital had approximately $[32.9] billion of client assets under management.

         For its services to each Portfolio, Lincoln Capital receives a fee from the Adviser (and not from each Portfolio).

         The Adviser acts as a "manager of managers" for the Portfolios and supervises adherence by Lincoln Capital to each Portfolio's investment policies and guidelines. The Adviser also recommends the appointment of additional or replacement sub-advisers to the Portfolio Trust's Board of Trustees. The Adviser and the Portfolios have jointly received exemptive relief from the Securities and Exchange Commission (the "SEC") to permit the Adviser and the Portfolios to add or terminate sub-advisers without shareholder approval, subject to certain conditions.

                             SHAREHOLDER INFORMATION

Purchases

         General Information. Shares of the Funds may be purchased only through Lehman Brothers Inc., which serves as the distributor of the Funds' shares (the "Distributor"). Each Fund's shares are offered to the public on a continuous basis. Shares of each Fund may be purchased only in those states where they may be lawfully sold. Shares are sold at the NAV per share next computed after the purchase order is received in good order by the Distributor and payment for shares is received by Investors Bank & Trust Company ("Investors Bank"), the Funds' Custodian. See the Account Application or call [ _________ ] for instructions on how to make payment for shares to the Funds' Custodian. Shareholders may also make general inquiries by calling [ _________ ].

         Investment Minimum and Minimum Balance. The table below sets out the minimum initial investment and minimum balance for each class of shares of the Funds (except the Premium Class, which is not offered in this prospectus). With respect to Institutional Class shares and Investment Class shares, institutions may satisfy the minimum investment of a class by aggregating their fiduciary accounts. Subsequent purchases may be in any amount. Each Fund reserves the right to waive the minimum initial investment. When a shareholder's account balance falls below the minimum initial investment due to a redemption, a Fund may close the account. Shareholders will be notified if the minimum balance is not being maintained and will be allowed 60 days to make additional investments before the account is closed.

         Class of Shares                    Investment Minimum
         ---------------                    and Minimum Balance
                                            ------------------

         Adviser Class                      $500,000
         Institutional Class                $10,000
         Investment Class                   $10,000
         Reserve Class                      $1,000,000

         Third Party Investments. Investments made through a third party (rather than directly with the Funds) such as a financial intermediary may be subject to policies and fees which are different from those described herein. Banks, brokers, 401(k) plans, financial advisors and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. A purchaser should consult a representative of the financial intermediary if in doubt.

         Other Information. Share purchase orders are deemed to be in good order on the date a Fund receives a completed Account Application (and other documents required by the Trust) and federal funds become available to the Fund in the Fund's account with Investors Bank.

         Purchases may be made only by wire. Wiring instructions for purchases of shares of a Fund are as follows:

                         Investors Bank & Trust Company
                                ABA #: 011001438
                               Attn: Name of Fund
                                     Name of Class
                               DDA #: [717171333]
                           Name of Account: [ ______ ]
                              Account #: [ ______ ]
                           Amount of Wire: [ ______ ]

         A bank may impose a charge to execute a wire transfer. A purchaser must call [ ______ ] to inform Investors Bank of an incoming wire transfer. The NAV of each Fund is determined once on each Business Day (as defined below) at 4:00 p.m. Eastern time (or, on days when the New York Stock Exchange ("NYSE") closes prior to 4:00 p.m., at such earlier time). A purchase order for shares received in proper form before 4:00 p.m. (or, on days when the NYSE closes prior to 4:00 p.m., at such earlier time) on a Business Day will be executed at the NAV per share next determined after receipt of the order, provided that Investors Bank receives the wire by the close of business on the day the purchase order is received. A "Business Day" is any day on which both the NYSE and the New York Federal Reserve Bank are open and any other day on which the Fund elects to accept offers for the purchase and redemption of shares. Purchase orders received after 4:00 p.m. will be effected on the next Business Day if cleared funds are received before the close of business on the next Business Day.

         Purchase orders for shares for which payment has not been received by the close of business will not be accepted, and notice thereof will be given to the purchaser. Each Fund also may limit the amount of a purchase order received after 3:00 p.m. (Eastern time).

         Each Fund reserves the right in its sole discretion (i) to suspend the offering of the Fund's shares, (ii) to reject purchase orders, and (iii) to modify or eliminate the minimum initial investment in Fund shares. Purchase orders may be refused if, for example, they are of a size that could disrupt management of a Portfolio.

Redemptions

         Shareholders may redeem all or a portion of their shares on any Business Day. Shares will be redeemed at the NAV next determined after Investors Bank has received a proper notice of redemption as described below. If notice of redemption is received prior to 4:00 p.m. (or, on days when the NYSE closes prior to 4:00 p.m., at such earlier time) on a Business Day, the redemption will be effective on the date of receipt. Proceeds of the redemption will ordinarily be made by wire on the date of receipt, but in any event within three Business Days from the date of receipt. Shareholder redemption requests received after 4:00 p.m. (or, on days when the NYSE closes prior to 4:00 p.m., at such earlier time) on a Business Day, will ordinarily receive payment by wire on the next Business Day, but, in any event, within four Business Days from the date of receipt of a proper notice of redemption. All redemption requests regarding shares of the Cash Series placed after 3:00 p.m. may only be placed by telephone.

         Each Fund reserves the right, in its sole discretion, to suspend redemptions or postpone payments on redemptions for more than seven days when the NYSE is closed or when trading is restricted for any reason, under emergency circumstances or during any other period as permitted by the SEC for the protection of investors. Each Fund reserves the right to postpone payments for redemption requests received after 3:00 p.m. Eastern time until the next Business Day.

         A shareholder may elect to receive payment in the form of a wire or check. There is no charge imposed by a Fund to redeem shares; however, in the case of redemption by wire, a shareholder's bank may impose its own wire transfer fee for receipt of the wire.

         Redemption By Wire. To redeem shares by wire, a shareholder or any authorized agent (so designated on the Account Application) must provide Investors Bank with the dollar amount to be redeemed, the account to which the redemption proceeds should be wired (such account must have been previously designated by the shareholder on its Account Application), the name of the shareholder and the shareholder's account number.

         A shareholder may change its authorized agent, the address of record or the account designated to receive redemption proceeds at any time by writing to Investors Bank with a signature guarantee. The signature(s) must be guaranteed by an acceptable financial institution (such as a bank, broker or credit union), as defined by Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended (the "Exchange Act"). Notarization is not acceptable. Financial institutions that participate in one of the medallion signature programs must use the specific "Medallion Guaranteed" stamp.

         Redemption By Mail. A shareholder who desires to redeem shares by mail may do so by mailing proper notice of redemption directly to Investors Bank & Trust Company, ATTN: Transfer Agency, OPS 22, P.O. Box 9130, Boston, MA 02117-9130. Proper notice of redemption includes written notice requesting redemption along with the signature of all persons in whose names the shares are registered and signed exactly as the shares are registered. The signature(s) must be guaranteed by an acceptable financial institution (such as a bank, broker, or credit union), as defined in Rule 17Ad-15 under the Exchange Act. Notarization is not acceptable. Financial institutions that participate in one of the medallion signature programs must use the specific "Medallion Guaranteed" stamp. In certain instances, Investors Bank may require additional documents such as trust instruments or certificates of corporate authority. Payment will be mailed to the address of record within seven days of receipt of a proper notice of redemption.

         Telephone Redemption. A shareholder may request redemption by calling Investors Bank at [ _______ ]. The telephone redemption option is made available to shareholders of a Fund on the Account Application. Shareholders will automatically be given the telephone redemption option unless that option has been declined on the Account Application. Each Fund reserves the right to refuse a telephone request for redemption if it believes that it is advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated at any time by a Fund. Neither the Funds nor Investors Bank will be liable for following redemption instructions received by telephone that are reasonably believed to be genuine, and the shareholder will bear the risk of loss in the event of unauthorized or fraudulent telephone instructions. Each Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. A Fund may be liable for any losses due to unauthorized or fraudulent instructions in the absence of following these procedures. Such procedures may include requesting personal identification information or recording telephone conversations. Redemption checks will be made payable to the registered shareholder(s) and sent to the address of record on file with Investors Bank. Payments by wire will only be made to the registered shareholder through pre-existing bank account instructions.

         No bank instruction changes will be accepted over the telephone. See Redemption By Wire for information on how to change bank instructions.

Valuation of Shares

         Each Fund offers its shares at the NAV per share of the Fund, as determined once each Business Day. This determination is made as of 4:00 p.m. Eastern time. Each Fund's NAV is based on the amortized cost of the corresponding Portfolio's securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost, rather than market forces. For information on how securities are valued, see the Statement of Additional Information.

Dividends and Distributions

         Each Fund intends to declare as a dividend substantially all of its net investment income at the close of each Business Day and will pay such dividends monthly. Substantially all of a Fund's distributions will be from net investment income. Each Fund declares income dividends separately for each class. Distributions paid on the Reserve Class will usually be higher than for the other classes because distribution and/or shareholder servicing fees that such other classes pay are higher. Shareholders of the Funds will be entitled to receive dividends on the Business Day their purchase is effected but will not receive dividends on the Business Day that their redemption is effected. Distributions of net capital gains, if any, are made annually at the discretion of the officers of the Fund. Dividends and/or capital gain distributions will be reinvested automatically in additional shares of the same class of a Fund at NAV and such shares will be automatically credited to a shareholder's account, unless a shareholder elects to receive either dividends or capital gains distributions (or both) in cash. Shareholders may change their distribution option at any time by writing to Investors Bank with a signature guarantee prior to the record date of any such dividend or distribution.

Federal Taxes

         Each Fund intends to qualify as a regulated investment company for federal income tax purposes. As such, it will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. Each Fund will distribute substantially all of its income and capital gains, if any, and does not expect to be subject to the federal excise tax applicable to certain undistributed amounts.

         Fund distributions are normally subject to federal, state and local income tax when they are received, even if reinvested in additional shares of such Fund. Generally, income dividend distributions and short-term capital gain distributions are taxable as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains. A redemption or exchange of a Fund's shares generally results in a capital gain or loss as long as the shares are held as capital assets.

         Every January, each Fund provides information to its shareholders about such Fund's dividends and distributions, and about the shareholders' redemptions, during the previous calendar year. Any shareholder who does not provide the applicable Fund with a correct taxpayer identification number and required certification may be subject to federal backup withholding tax. Foreign shareholders may be subject to other withholding requirements.

         Shareholders should consult their tax advisors about their own particular tax situations.

Class Expenses and Distribution and Shareholder Servicing Plans

         The Board of Trustees has approved a Plan of Distribution (the "Distribution Plan") with respect to the Adviser Class, Investment Class and Reserve Class shares of each Fund. Under the Distribution Plan, the Distributor is authorized to retain all, or a portion, of the Series' payments made under the Distribution Plan and, as such, may remit none, all, or a portion, of such payments to any dealers or others selling shares of the Series. Because these payments are paid out of Fund assets on an ongoing basis, over time the cost of investing in the Funds may cost more than paying other types of sales charges. The Adviser Class, Investment Class and Reserve Class shares of each Fund are subject to distribution payments at an annual rate not to exceed 0.25% of the ANA of each of the Adviser Class shares and Investment Class shares of a Fund and of up to 0.10% of the ANA of the Reserve Class shares of a Fund.

         The Board of Trustees has also approved a Shareholder Servicing Plan with respect to the Institutional Class and Investment Class shares of each Fund. Under the Shareholder Servicing Plan, the Distributor is authorized to retain all, or a portion, of the Series' payments made under the Shareholder Servicing Plan and, as such, may remit none, all, or a portion, of such payments to any dealers or other organizations providing shareholder services. The Institutional Class and Investment Class shares of each Fund are subject to shareholder servicing payments at an annual rate not to exceed 0.25% of the ANA of the Fund.

Master/Feeder Structure

         The Funds are "feeder" funds that invest exclusively in corresponding "master" Portfolios with identical investment objectives. Each Portfolio may accept investments from multiple feeder funds, which bear the Portfolio's expenses in proportion to their assets. Each feeder fund and its Portfolio expect to maintain consistent investment objectives, but if they do not, a Fund will withdraw from the master Portfolio, receiving either cash or securities in exchange for its interest in the Portfolio. The Board of Trustees of the Trust would then consider whether a Fund should hire its own investment adviser, invest in a different portfolio or take other action.

Privacy Policy

         The Trustees of the Trust respect the privacy of nonpublic personal information that we collect from our investors. Set forth is the policy of the Trust concerning the collection and disclosure of nonpublic personal information regarding investors and prospective investors in each Fund. The words "we" and "us" refer to the Funds and the words "you" and "your" refer to investors, former investors and prospective investors in the Funds who are covered by this policy.

         As we work together to achieve your investment goals, you will often share with us personal and financial information, such as your address, social security number and bank account information. We may also receive this information from firms that assist us in administering your account and processing transactions on your behalf. We collect this information in order to properly handle your account and to provide you with the services you expect to receive.

         We restrict access to your nonpublic personal information to those employees, affiliates and third parties who have a need to know that information in connection with your investments with us. To protect the security and confidentiality of your personal and financial information, we maintain physical, electronic and procedural safeguards that meet or exceed the standards of applicable laws and regulations.

         We will not share your nonpublic personal information with any non-affiliated party. We may use your nonpublic personal information and share it with our affiliates and third party service providers to the Funds in order to provide you with transfer agency, custodial and other related services, to improve our services, to make our procedures more efficient and to implement security measures. We obtain from these businesses confidentiality agreements that prohibit them from further sharing or improperly using your nonpublic personal information. We also may disclose any of the nonpublic personal information that we collect about you with our legal counsel as such disclosure is necessary to assist our counsel in providing services to the Funds.

         On occasion, we, our affiliates and our third party service providers may be required to provide information about you and your transactions to governmental agencies, self-regulatory organizations and similar bodies in order to fulfill legal and regulatory requirements. In addition, federal and state laws give parties to lawsuits and other legal proceedings the right under certain circumstances to obtain information from us, including your nonpublic personal information. In addition, we may make such other disclosures as you may specifically authorize from time to time.

                                   APPENDIX A

         The following are descriptions of certain types of securities in which the Portfolios may invest:

         Asset-Backed Securities. Each Portfolio may invest in asset-backed securities, which consist of securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets. Credit support for asset-backed securities may be based on the underlying assets and/or provided through credit enhancements such as letters of credit, insurance bonds, limited issuer guarantees, senior-subordinated structures and over collateralization. Asset-backed securities are normally traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder. Asset-backed securities may be subject to prepayment risk, particularly in a period of declining interest rates. Prepayments, which occur when unscheduled payments are made on the underlying debt instruments, may shorten the effective maturities of these securities and may lower their total returns. Asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets and there is the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. There is no limit on the extent to which the Portfolios may invest in asset-backed securities; however, the Portfolios will only invest in asset-backed securities that carry a rating in the highest category from at least two Nationally Recognized Statistical Rating Organizations ("NSROs").

         Commercial Paper. Each Portfolio may invest in commercial paper, which is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. The Portfolios may invest in commercial paper with maturities which vary from a few days to nine months. The Portfolios may also purchase U.S. dollar-denominated commercial paper of a foreign issuer rated in the highest or second highest rating categories by at least two NRSROs.

         Corporate Debt Obligations. Subject to its respective credit quality and maturity limitations, each Portfolio may invest in corporate bonds, including obligations of industrial, utility, banking and other financial issuers. Corporate bonds are subject to the risk of an issuer's inability to meet principal and interest payments and may also be subject to price volatility due to such factors as market interest rates, market perception of the credit worthiness of the issuer and general market liquidity.

         Eurodollar and Yankee Dollar Investments. Each Portfolio may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds of foreign corporate and government issuers that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Yankee Dollar instruments are U.S. dollar denominated bonds typically issued in the U.S. by foreign governments and their agencies and foreign banks and corporations. The Portfolios may invest in Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs") and Yankee Certificates of Deposit ("Yankee CDs"). ECDs are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks; ETDs are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or in a foreign bank; and Yankee CDs are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the U.S. These investments involve risks that are different from investments in securities issued by U.S. issuers, including potential unfavorable political and economic developments, foreign withholding or other taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest.

         Repurchase Agreements. Each Portfolio may enter into repurchase agreements, which are agreements by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. In substance, a repurchase agreement is a loan by the Portfolio collateralized with securities. The lending Portfolio's custodian or its agent will hold the security as collateral for the repurchase agreement. All repurchase transactions must be collateralized initially at a value at least equal to 102% of the repurchase price and counterparties are required to deliver additional collateral in the event the market value of the collateral falls below 100%. The Portfolios bear the risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from its right to dispose of the collateral securities or if the Portfolio realizes a loss on the sale of the collateral securities. Each Portfolio will enter into repurchase agreements with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Adviser. Each Portfolio will not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days because such agreements would be considered "illiquid securities."

         Restricted and Illiquid Securities. Each Portfolio may invest up to 10% of its net assets in illiquid securities. Illiquid securities are those securities or instruments that are not readily marketable, such as repurchase agreements maturing in more than seven days and certain restricted securities. Based upon continuing review of the trading markets for a specific restricted security, certain securities may be determined to be eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, and, therefore, to be liquid. Also, certain illiquid securities may be determined to be liquid if they are found to satisfy certain relevant liquidity requirements. The Board of Trustees of the Portfolio Trust has adopted guidelines and delegated to the Sub-Adviser the daily function of determining and monitoring the liquidity of portfolio securities, including restricted and illiquid securities. The Board of Trustees of the Portfolio Trust, however, retains oversight and is ultimately responsible for such determinations.

         Variable and Floating Rate Instruments. Certain of the obligations purchased by each Portfolio may carry variable or floating rates of interest and may include variable amount master demand notes. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market with respect to a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Portfolio will approximate their par value. Further, some of the demand instruments purchased by the Portfolios derive their liquidity from the ability of the holder to demand repayment from the issuer or from a third party providing credit support. The creditworthiness of issuers of variable and floating rate instruments and their ability to repay principal and interest will be monitored by the Sub-Adviser.

         Zero Coupon and Deferred Payment Securities. Each Portfolio may invest in zero coupon and deferred payment securities. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. A Portfolio is required to accrue income with respect to these securities prior to the receipt of cash payments. Because the Portfolios will distribute their share of this accrued income to shareholders, to the extent that the shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Portfolios will have fewer assets with which to purchase income producing securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

                       LEHMAN BROTHERS LIQUID ASSETS TRUST

                      Lehman Brothers Cash Reserves Series

                     Lehman Brothers Prime Obligation Series

         For investors who want more information about the Funds, the following documents are available free upon request:

         o Statement of Additional Information (the "SAI"): The SAI provides more detailed information about the Funds and is legally a part of this prospectus.

         o Annual/Semi-Annual Reports: The Portfolios' annual and semi-annual reports provide additional information about the Portfolios' investments.

         You can get free copies of the SAI, the reports, other information and answers to your questions about the Funds by contacting the Funds at [________] or the Funds' internet website at www.[_____________].com. You can also view the SAI and receive the reports free from the SEC's Internet website at http://www.sec.gov.

         Information about the Funds (including the SAI) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or you may obtain copies, upon payment of a duplicating fee, by writing to the Public Reference Room of the SEC, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. You may obtain information on the operation of the Public Reference Room by calling the SEC at 202-942-8090.

                       Distributed by Lehman Brothers Inc.

                   Investment Company Act File No. 811-[_____]

                       LEHMAN BROTHERS LIQUID ASSETS TRUST

                      Lehman Brothers Cash Reserves Series

                     Lehman Brothers Prime Obligation Series

                       STATEMENT OF ADDITIONAL INFORMATION

                                 June [__], 2003

         This Statement of Additional Information ("SAI") is not a prospectus, but it relates to the prospectuses of Lehman Brothers Cash Reserves Series and Lehman Brothers Prime Obligation Series (each, a "Fund" and collectively, the "Funds") dated June __, 2003. Each Fund is a separate series of Lehman Brothers Liquid Assets Trust. Each Fund offers five classes of shares: Premium Class, Adviser Class, Institutional Class, Investment Class and Reserve Class. The Premium Class shares of the Funds are offered in a single prospectus and the remaining classes of shares of the Funds are offered in a separate prospectus. You can get a free copy of each prospectus or request other information and discuss your questions about each Fund by contacting the Funds at [__________] or via the Funds' internet website at www.[________________].com.

         Information about the Funds (including this SAI) may be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (the "SEC") in Washington, D.C., or you may obtain copies, upon payment of a duplicating fee, by writing to the Public Reference Room of the SEC, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. You may obtain information on the operation of the Public Reference Room by calling the SEC at 202-942-8090. Reports and other information about the Funds may be obtained on the Commission's Internet site at http://www.sec.gov.

                                TABLE OF CONTENTS
                                                                         Page

History.....................................................................3

Description of the Funds, Their Investments and Risks.......................3

Classification..............................................................3

Investment Strategies and Risks.............................................4

Fund Policies...............................................................7

Management of the Trust.....................................................9

Control Persons............................................................12

Investment Advisory and Other Services.....................................12

Investment Advisers and Sub-Advisers.......................................12

Distributor................................................................14

Distribution and Shareholder Servicing Plans...............................14

Administrator, Transfer Agent, Custodian and Fund Accountant...............16

Brokerage Allocation and Other Practices...................................16

Capital Stock..............................................................17

Purchase, Redemption and Pricing of Shares.................................19

Purchase and Redemption of Shares..........................................19

Valuation of Shares........................................................19

Taxation...................................................................19

Calculation of Performance Data............................................23

Independent Auditors.......................................................25

Counsel....................................................................25

Financial Statements.......................................................25

Appendix...................................................................26

                                     HISTORY

         This Statement of Additional Information ("SAI") provides information regarding Lehman Brothers Liquid Assets Trust (the "Trust") and two of its series: Lehman Brothers Cash Reserves Series (the "Cash Series") and Lehman Brothers Prime Obligation Series (the "Prime Series") (each, a "Fund" and collectively, the "Funds").

         The Trust is a statutory trust organized on [________ __], 2003 under the laws of the State of Delaware. It is registered as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act").

         The Funds operate under a master/feeder structure under which each Fund invests substantially all of its assets in a corresponding portfolio of the Merrimac Master Portfolio (the "Portfolio Trust"), a common law trust organized under New York law on October 30, 1996. The Portfolio Trust is registered as an open-end management investment company under the 1940 Act.

         The Cash Series invests its assets in the Merrimac Cash Portfolio (the "Cash Portfolio"), a series of the Portfolio Trust. The Prime Series invests its assets in the Merrimac Prime Portfolio (the "Prime Portfolio"), also a series of the Portfolio Trust. (The Cash Portfolio and the Prime Portfolio may be referred to individually as a "Portfolio" and collectively, as the "Portfolios.")

         This SAI is not a prospectus and is only authorized for distribution when preceded or accompanied by a current prospectus of the Funds dated June [__], 2003. This SAI supplements and should be read in conjunction with the Funds' prospectuses, copies of which may be obtained without charge by calling [__________]. This SAI is not an offer of shares of any Fund for which an investor has not received a prospectus.

              DESCRIPTION OF THE FUNDS, THEIR INVESTMENTS AND RISKS

Classification

         Each Fund is a diversified open-end management investment company and a separate series of the Trust.

         Master/Feeder Structure. Each Fund has the same investment objective and similar investment restrictions as its corresponding Portfolio. Each Fund invests all of its investable assets in its corresponding Portfolios, the description of each Fund's investment policies, techniques, specific investments and related risks that follows also applies to the corresponding Portfolio. The Funds are sometimes referred to in this SAI as feeder funds and the Portfolios are sometimes referred to in this SAI as master funds.


         In addition to these feeder funds, other feeder funds may invest in the Portfolios. Information about the other feeder funds is available by calling [__________]. The other feeder funds invest in the Portfolios on the same terms as the Funds and bear a proportionate share of the Portfolios' expenses. The feeder funds' shares may be sold on different terms and under a different pricing structure than the Funds' shares, which may produce different investment results.

         There are certain risks associated with an investment in a master-feeder structure. Large scale redemptions by other feeder funds in a Portfolio may reduce the diversification of a Portfolio's investments, reduce economies of scale and increase a Portfolio's operating expenses. If the Portfolio Trust's Board of Trustees approves a change to the investment objective of a Portfolio that is not approved by the Trust's Board of Trustees, a Fund would be required to withdraw its investment in the Portfolio and engage the services of an investment adviser or find a substitute master fund. Withdrawal of a Fund's interest in a Portfolio, which may be required by the Trust's Board of Trustees without shareholder approval, might cause the Fund to incur expenses it would not otherwise be required to pay.

Investment Strategies and Risks

         The money market instruments in which the Portfolios invest include short-term U.S. Government Securities (defined below), commercial paper (promissory notes issued by corporations to finance their short-term credit needs), negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances and repurchase agreements.

         Maturity and Duration. Duration of an individual portfolio security is a measure of the security's price sensitivity taking into account expected cash flow and prepayments under a wide range of interest rate scenarios. In computing the duration, a Portfolio will have to estimate the duration of obligations that are subject to prepayment or redemption by the issuer, taking into account the influences of interest rates on prepayments and coupon flows.

         Each Portfolio has a policy of investing in instruments with maturities of 397 days or less. For purposes of complying with this policy, each Portfolio will determine the maturity of an instrument in accordance with the requirements of Rule 2a-7 under the 1940 Act ("Rule 2a-7"). Rule 2a-7 permits each Portfolio to shorten the maturity of a particular instrument in circumstances in which the instrument is subject to certain types of demand features or interest-rate-reset provisions. The Cash Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less and the Prime Portfolio will seek to maintain a dollar-weighted average portfolio maturity of 60 days or less.

         Bankers' Acceptances. The Portfolios may invest in bankers' acceptances, which are bills of exchange or time drafts drawn on and accepted by a commercial bank. They are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

         Certificates of Deposit. The Portfolios may invest in certificates of deposit ("CDs"), which are negotiable interest bearing instruments with a specific maturity. CDs are issued by banks and thrift institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity.

         Extendible Commercial Notes. The Portfolios may invest in extendible commercial notes ("ECNs"). ECNs are short-term (90 days or less) securities that automatically extend to a 390-day maximum maturity if the issuer does not redeem the ECNs on the Initial Redemption Date (the equivalent of a commercial paper maturity). The extension feature substitutes for bank back-up. Investors receive a premium for giving the issuer the option to extend the maturity. However, investors receive a sizeable additional premium if the maturity is extended. ECNs carry the same credit rating(s) as the issuer's commercial paper.

         Funding Agreements. The Portfolios may invest in funding agreements. A funding agreement is, in substance, an obligation of indebtedness negotiated privately between an investor and an insurance company. Funding agreements often have maturity-shortening features, such as an unconditional put, that permit the investor to require the insurance company to return the principal amount of the funding agreement, together with accrued interest, within one year or less. Most funding agreements are not transferable by the investor and, therefore, are illiquid, except to the extent the funding agreement is subject to a demand feature of seven days or less. An insurance company may be subject to special protections under state insurance laws, which protections may impair the ability of the investor to require prompt performance by the insurance company of its payment obligations under the funding agreement.

         Investment Companies. The Portfolios may invest in the securities of other investment companies to the extent allowed by law. Under the 1940 Act, each Portfolio's investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Portfolio's total assets with respect to any one investment company and (iii) 10% of the Portfolio's total assets of investment companies in the aggregate.

         Loan Participations. The Portfolios may invest in loan participations, which represent a participation in a corporate loan of a commercial bank. Such loans must be to corporations in whose obligations the Portfolios may invest. Since the issuing bank does not guarantee the participations in any way, they are subject to the credit risks generally associated with the underlying corporate borrower. It may be necessary under the terms of the loan participation for a Portfolio to assert through the issuing bank such rights as may exist against the corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due. In such circumstances, the Portfolio may be subject to delays, expenses and risks that are greater than if the Portfolio had purchased a direct obligation (such as commercial paper) of such borrower. Further, under the terms of the loan participation, a Portfolio may be regarded as a creditor of the issuing bank (rather than the underlying corporate borrower), so that the Portfolio may also be subject to the risk that the issuing bank may become insolvent. The secondary market for loan participations is extremely limited and, therefore, loan participations purchased by a Portfolio are generally regarded as illiquid.

         Repurchase Agreements. The Portfolios may invest in repurchase agreements. A repurchase agreement is an agreement under which a Portfolio acquires money market instruments from a commercial bank, broker or dealer, subject to resale to the seller at an agreed-upon price and date (normally the next business day). The resale price reflects an agreed-upon interest rate effective for the period the instruments are held by a Portfolio and is unrelated to the interest rate on the instruments. The instruments acquired by a Portfolio (including accrued interest) must have an aggregate market value in excess of the resale price and will be held by the custodian bank for the Portfolio until they are repurchased. The Board of Trustees of the Portfolio Trust will monitor the standards that the investment adviser or sub-adviser will use in reviewing the creditworthiness of any party to a repurchase agreement with a Portfolio. See "Investment Advisory and Other Services" for information regarding the investment adviser and sub-adviser.

         The use of repurchase agreements involves certain risks. For example, if the seller defaults on its obligation to repurchase the instruments acquired by a Portfolio at a time when their market value has declined, the Portfolio may incur a loss. If the seller becomes insolvent or subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the instruments acquired by a Portfolio are collateral for a loan by the Portfolio and therefore are subject to sale by the trustee in bankruptcy. Finally, it is possible that a Portfolio may not be able to substantiate its interest in the instruments it acquires. It is expected that these risks can be controlled through careful documentation and monitoring.

         Reverse Repurchase Agreements. The Portfolios may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, a Portfolio would sell the securities to financial institutions such as banks and broker-dealers and agree to repurchase them at a mutually agreed-upon date and price. The Portfolios may enter into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to provide cash to satisfy redemption requests. At the time a Portfolio enters into a reverse repurchase agreement, it would place in a segregated custodial account, assets such as cash or liquid securities, consistent with the Portfolio's investment restrictions and having a value equal to the repurchase price (including accrued interest), and would subsequently monitor the account to ensure that such equivalent value was maintained. Reverse repurchase agreements involve the risk that the counterparty may default at a time when the market value of securities sold by a Portfolio have increased in value. Reverse repurchase agreements are considered by the Securities and Exchange Commission (the "SEC") to be borrowings by the Portfolios under the 1940 Act.

         Securities Lending. Each Portfolio may lend up to 33 1/3% of its portfolio of securities pursuant to agreements requiring that the loan be continuously secured by cash or equivalent collateral or by a letter of credit or bank guarantee in favor of the Portfolio at least equal at all times to 100% of the market value plus accrued interest on the securities lent. The Portfolio will continue to receive interest on the securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Collateral is marked to market daily. Loans are subject to termination by the Portfolio or the borrower at any time and are, therefore, not considered to be illiquid investments.

         Time Deposits. The Portfolios may invest in time deposits ("TDs"), which are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, a TD earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

         U.S. Government Securities. The Portfolios may invest in U.S. Government Securities. U.S. Government Securities include securities which are direct obligations of the U.S. Government backed by the full faith and credit of the United States, and securities issued by agencies and instrumentalities of the U.S. Government, which may be guaranteed by the U.S. Treasury or supported by the issuer's right to borrow from the U.S. Treasury or may be backed by the credit of the federal agency or instrumentality itself. Agencies and instrumentalities of the U.S. Government include, but are not limited to, Federal Land Banks, the Federal Farm Credit Bank, the Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and the Federal National Mortgage Association.

         "When-Issued" and "Delayed Delivery" Securities. The Portfolios may invest in securities purchased on a "when-issued" or "delayed delivery" basis. Delivery and payment for securities purchased on a when-issued or delayed delivery basis will normally take place 15 to 45 days after the date of the transaction. The payment obligation and interest rate on the securities are fixed at the time that a Portfolio enters into the commitment, but interest will not accrue to the Portfolio until delivery of and payment for the securities. Although a Portfolio will only make commitments to purchase "when-issued" and "delayed delivery" securities with the intention of actually acquiring the securities, it may sell the securities before the settlement date if deemed advisable by their investment adviser or sub-adviser. Each Portfolio may, with respect to up to 25% of its total assets, enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

         Unless a Portfolio has entered into an offsetting agreement to sell the securities purchased on a "when-issued" or "forward commitment" basis, cash or liquid obligations with a market value equal to the amount of the Portfolio's commitment will be segregated with the Portfolio's custodian bank. If the market value of these securities declines, additional cash or securities will be segregated daily so that the aggregate market value of the segregated securities equals the amount of the Portfolio's commitment.

         Securities purchased on a "when-issued" and "delayed delivery" basis may have a market value on delivery which is less than the amount paid by a Portfolio. Changes in market value may be based upon the public's perception of the creditworthiness of the issuer or changes in the level of interest rates. Generally, the value of "when-issued," "delayed delivery" and "forward commitment" securities will fluctuate inversely to changes in interest rates, i.e., they will appreciate in value when interest rates fall and will decline in value when interest rates rise.

Fund Policies

         The Funds and the Portfolios have adopted certain fundamental policies. Each Fund's or Portfolio's fundamental policies cannot be changed unless the change is approved by the vote of a majority of the outstanding voting securities of the Fund or the Portfolio, as the case may be, which phrase as used herein means the lesser of (i) 67% or more of the voting securities of the Fund or the Portfolio present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund or the Portfolio are present in person or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund or the Portfolio.

         As a matter of fundamental policy, each Portfolio may not:

         (1) purchase any securities that would cause more than 25% of the total assets of the Portfolio at the time of such purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to U.S. Government Securities, bank obligations or repurchase agreements collateralized by U.S. Government Securities;

         (2) borrow money, except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions, provided that borrowing does not exceed an amount equal to 33 1/3% of the current value of the Portfolio's assets taken at market value, less liabilities, other than borrowings;

         (3) purchase securities on margin (except for delayed delivery or when-issued transactions or such short-term credits as are necessary for the clearance of transactions);

         (4) make loans to any person or firm; provided, however, that the making of a loan shall not include entering into repurchase agreements, and provided further that a Portfolio may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33 1/3% of the value of a Portfolio's total assets;

         (5) engage in the business of underwriting the securities issued by others, except that a Portfolio will not be deemed to be engaging in the business of underwriting with respect to the purchase or sale of securities subject to legal or contractual restrictions on disposition;

         (6) issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act; and

         (7) purchase or sell real estate, commodities, or commodity contracts unless acquired as a result of ownership of securities, and provided further that a Portfolio may invest in securities backed by real estate and in financial futures contracts and options thereon.

         If any percentage restriction described above for a Portfolio is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the net assets of the Portfolio will not constitute a violation of the restriction.

         The above restrictions also apply to each Fund, provided that notwithstanding any such restriction, a Fund may invest all of its investable assets in the corresponding Portfolio.

         In addition, each Fund has adopted the following investment restriction: The Fund may not, with respect to 75% of its total assets, purchase a security (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result of such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of any one issuer, or the Fund would own more than 10% of the voting securities of any one issuer; provided that, the Fund may invest all of its assets in another investment company having substantially the same investment objective and policies as the Fund. Although the Portfolios, as a technical matter, do not have this restriction, they are, as a practical matter, subject to its requirements since both Portfolios are classified as "diversified" investment companies under the 1940 Act.

                             MANAGEMENT OF THE TRUST

Board of Trustees

         Overall responsibility for management and supervision of the Trust and the Funds rests with the Board of Trustees of the Trust. The Trustees approve all significant agreements between the Trust and the persons and companies that furnish services to the Trust or the Funds, including agreements with the distributor, custodian, transfer agent and administrator. This SAI contains background information regarding each of the Trustees and executive officers of the Trust.

Trustees and Officers

         The names, addresses, dates of birth and principal occupation(s) during the last five years of the Trustees and officers of the Trust are listed below. The business address of the Trustees and officers of the Trust is 399 Park Avenue, New York, New York 10022.

         The Trustees are not required to contribute to the capital of the Trust or to hold shares of the Funds. [A majority of the Trustees are persons who are not "interested persons" (as defined by the 1940 Act) of the Trust (collectively, the "Independent Trustees").]

Independent Trustees:

                                                                                           Number of
                                                                                           Portfolios           Other
                                                                                          Overseen in     Trusteeships held
                                           Beginning                                    Lehman Brothers   outside of Lehman
                                            Year of                                          Asset          Brothers Asset
         Name and             Position      Term of       Principal Occupations for     Management Fund    Management Fund
       Date of Birth          with Fund    Office (1)          Last Five Years              Complex          Complex (2)

DOB:   [    ][    ]           Trustee        2003

DOB:   [    ][    ]           Trustee        2003

DOB:   [    ][    ]           Trustee        2003

DOB:   [    ][    ]           Trustee        2003

DOB:   [    ][    ]           Trustee        2003

(1) Trustees and officers serve for an indefinite term or until the date such trustee or officer resigns or retires or is removed by the Board of Trustees or shareholders.


(2) The "Fund Complex" currently consists of the Funds, comprising two portfolios as of June [__], 2003, and Lehman Brothers/First Trust Income Opportunity Fund.

Interested Trustees:

                                                                                           Number of
                                                                                           Portfolios           Other
                                                                                          Overseen in     Trusteeships held
                                           Beginning                                    Lehman Brothers   outside of Lehman
                                            Year of                                          Asset          Brothers Asset
         Name and             Position      Term of       Principal Occupations for     Management Fund    Management Fund
       Date of Birth          with Fund    Office (1)          Last Five Years              Complex          Complex (2)

Stephanie E. Dolan             Trustee        2003      Senior Vice President of
4/4/1963                                                Lehman Brothers; Finance
                                                        Controller of the Wealth
                                                        & Asset Management
                                                        Division of Lehman
                                                        Brothers Holdings Inc.
                                                        (since January 2003);
                                                        formerly, Senior Member
                                                        of the Capital Markets
                                                        Business Group of Lehman
                                                        Brothers (1999-2002);
                                                        prior thereto, Manager
                                                        in Arthur Andersen's
                                                        audit practice.
Kurt A. Locher (4)             Trustee        2003      Member of the Asset-backed
5/9/1966                                                Securities Committee of the
                                                        Bond Market Association;
                                                        President and member of
                                                        the Board of the Kurt &
                                                        Claire Locher Foundation
                                                        [____-_____]; Director
                                                        of BNC Mortgage, Finance
                                                        America, and TrueLink
                                                        [____-_____], a company
                                                        that develops and
                                                        markets credit-based
                                                        products and services;
                                                        Managing Director of the
                                                        Wealth and Asset
                                                        Management Division of
                                                        Lehman Brothers (since
                                                        January 2003); formerly,
                                                        Managing Director of the
                                                        Residential Mortgage
                                                        Business of Lehman
                                                        Brothers (2001-2002);
                                                        Managing Director and
                                                        Head of the Principal
                                                        Finance Group of Lehman
                                                        Brothers (2000-2002);
                                                        President of Lehman
                                                        Brothers Bank (1999-
                                                        1999); Senior Vice
                                                        President and Managing
                                                        Director of Asset-backed
                                                        Finance at Lehman
                                                        Brothers (1995-1999).

Trustee Ownership of Fund Shares

         Set forth below is the dollar range of the Trustees' investment in the Funds, as of __________, 2003.

--------------------------------------------------------------------------------
                                                     Aggregate Dollar Range of
Trustees      Dollar Range of Investment in Fund     Investment in Fund Complex
--------------------------------------------------------------------------------

                              $0                                   N/A
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     Aggregate Dollar Range of
Trustees      Dollar Range of Investment in Fund     Investment in Fund Complex
--------------------------------------------------------------------------------

                              $0                                   N/A
--------------------------------------------------------------------------------

                              $0                                   N/A
--------------------------------------------------------------------------------

                              $0                                   N/A
--------------------------------------------------------------------------------

                              $0                                   N/A
--------------------------------------------------------------------------------

                              $0                                   N/A
--------------------------------------------------------------------------------

Officers:

         Name and              Position              Principal Occupations for Last Five Years
     Date of Birth (4)        with Fund

Bradley Tank                  President    Managing Director and Global Head of Structured High Net Worth
9/29/1957                                  and Asset Management for Lehman Brothers (2002 to present);
                                           Director of Fixed Income for Strong Capital Management in
                                           Menomonee Falls, Wisconsin (1990 to 2002); formerly a member of the Office of the CEO and Institutional and Intermediary
                                           Distribution; Named "Runner Up" for Morningstar Mutual Fund
                                           Manager of the Year (1997); Vice President at Salomon Brothers
                                           in the Government, Mortgage and Financial Institutions
                                           businesses (1982 to 1990).

Edward Grieb                  Treasurer    Managing Director and Assistant Controller for Lehman
9/22/61                                    Brothers, and head of Business Unit Financial Control
                                           Function for Private Equity Division (1991 to
                                           present); prior thereto, Audit Manager with Arthur
                                           Andersen serving clients in financial services,
                                           advertising and consumer products industries (1984 to
                                           1991).


Stephanie E. Dolan            Assistant    Senior Vice President of Lehman Brothers; Finance
4/4/1963                      Treasurer    Controller of the Wealth & Asset Management Division
                                           of Lehman Brothers Holdings Inc. (since January
                                           2003); formerly, Senior Member of the Capital Markets
                                           Business Group of Lehman Brothers (1999-2002); prior
                                           thereto, Manager in Arthur Andersen's audit practice.

Jonathan Morris               Secretary    General counsel for Lehman Brother's Private Client
3/1/56                                     Services Division and asset management and investment
                                           advisory business (1997 to present); prior thereto;
                                           Associate General Counsel of Primerica Group and its
                                           Predecessor Companies (1998 to 1996); formerly,
                                           Senior Vice President for Shearson Lehman Brothers
                                           (1991- 1993) and First Vice President for Shearson
                                           Lehman Brothers (1988- 1991); prior thereto Defense
                                           Counsel for Seward & Kissel.

------------------------
(4) These officers and Trustee are persons who are "interested persons" (as defined by the 1940 Act) of the Trust by virtue of being affiliated persons (as defined by the 1940 Act) of the Trust or Lehman Brothers Inc.

Committees of the Board of Trustees

         The Board of Trustees has a standing Audit Committee currently consisting of [ ]. The principal functions of the Audit Committee are: (i) to recommend to the Board of Trustees the appointment of the Funds' independent auditors, (ii) to meet separately with the independent auditors (and counsel for the Independent Trustees) and review the scope and anticipated costs of the audit and (iii) to receive and consider a report from the independent auditors concerning their conduct of the audit, including any comments or recommendations they deem appropriate.

         Compensation of the Trustees and Officers. The Trust does not compensate the Trustees or officers of the Trust who are affiliated with Lehman Brothers Inc. or its affiliated persons.

         The Independent Trustees of the Trust are each paid an annual fee of [_____], payable in equal quarterly installments, and no separate meeting fee is paid as to the first six Board of Trustees meetings and three Audit Committee meetings held during a fiscal year, provided, however, that for any additional meetings, a $1,000 meeting fee will be paid for each in-person meeting attended (even if attendance is telephonic) and $500 will be paid for each telephonic meeting (even if attendance is in person). The annual fee and meeting fees will be earned and paid quarterly in arrears, provided, however, that compensation for the last quarter will not be paid if the Independent Trustee fails to attend 75% of the required board meetings during the year. Each Fund bears its pro rata allocation of Trustees' fees paid by its corresponding Portfolio to the Trustees of the Portfolio Trust.

         The following table reflects estimated compensation to be paid by the Trust and the Fund Complex to each Independent Trustee for the period beginning [ ], 2003 and ending on [ ]. As of [ ], 2003, the Trust was not operational and did not pay compensation to the Trustees. The Trustees do not receive pension or retirement benefits from the Trust.

        --------------------------------------------------------------------
                             Aggregate
                         Compensation from   Aggregate Compensation from
            Trustee          the Trust          Trust and Fund Complex
        --------------------------------------------------------------------

        --------------------------------------------------------------------

        --------------------------------------------------------------------

                                 CONTROL PERSONS

         Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of the company. A control person may be able to take actions regarding a Fund without the consent or approval of other interest holders.

         [Lehman Brothers Asset Management Inc. ("LBAM")] has invested $100,000 in the Trust in order to provide the Trust's initial capital, and is the sole shareholder of each Fund. Shares of the Funds held by LBAM may constitute more than 25% of the outstanding shares of a Fund when the Fund's operations commence, depending on the aggregate investments made in the Fund by other persons. By virtue of its ownership of more than 25% of the outstanding shares of each Fund, LBAM may be deemed to control the Funds and may be in a position to control the outcome of voting on matters as to which shareholders are entitled to vote. LBAM may continue to be deemed to control the Funds, depending on the value of shares then held by persons unaffiliated with LBAM, until such time as the purchase of shares of a Fund by persons unaffiliated with LBAM results in the shares of LBAM constituting 25% or less of the outstanding shares of the Fund. LBAM's principal business address is 399 Park Avenue, New York, New York 10022.

                     INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisers and Sub-Advisers

         Each Portfolio retains Investors Bank & Trust Company - Advisory Division (the "Adviser") as its investment adviser. The Investment Adviser Agreements between the Adviser and the Portfolio Trust, on behalf of each Portfolio (collectively, the "Adviser Agreements"), provide that the Adviser will manage the operations of the Portfolios, subject to the policies established by the Board of Trustees of the Portfolio Trust. The Adviser also provides office space, facilities, equipment and personnel necessary to supervise each Portfolio's operations and pays the compensation of the Portfolio Trust's officers, employees and directors who are affiliated with the Adviser. The Portfolios each pay the Adviser a unitary fee for the services provided as Investment Adviser, Administrator, Custodian, Fund Accountant and Transfer Agent. For a description of the rate of compensation that the Portfolios pay the Adviser under the Adviser Agreements, see "Administrator, Transfer Agent and Fund Accountant" below.

         Each Portfolio pays the Adviser a fee for its services. The fee paid to the Adviser by the Cash Portfolio for the last three fiscal years are as follows:

          Portfolio*            2000              2001               2002
          ---------             ----              ----               ----
          Cash Portfolio     $1,910,240        $5,328,983         $9,626,398

         *The Prime Portfolio had not commenced operations as of December 31, 2002. The Adviser will receive a fee for its services to the Prime Portfolio equal to 0.17% of the Prime Portfolio's aggregate net assets.

         On May 23, 2003, the Board of Trustees of the Portfolio Trust appointed Lincoln Capital Fixed Income Management Company, LLC ("Lincoln Capital" or the "Sub-Adviser") as sub-adviser to each Portfolio. The appointment of Lincoln Capital as sub-adviser to each Portfolio was effective June 1, 2003.

         The team of investment professionals involved in the management of the Portfolios at Lincoln Capital include substantially all of the professional staff who previously managed the Cash Portfolio at Opus Investment Management, Inc. ("OIM") (formerly Allmerica Asset Management, Inc.), which served as that Portfolio's previous sub-adviser. Lincoln Capital is a direct, wholly-owned subsidiary of Lehman Brothers Holdings Inc. and an affiliate of Lehman Brothers Inc., the Funds' distributor.

         The sub-advisory agreement with Lincoln Capital for the Cash Portfolio will be submitted to shareholders of that Portfolio for their approval at a meeting to be held on or about August 15, 2003. The terms of that agreement are substantially the same as the terms of the previous investment sub-advisory agreement with OIM, except for the effective date and termination date.

         The Sub-Adviser is compensated as shown below by the Adviser at no additional cost to the Portfolios. Subject to the supervision of the Adviser and of the Portfolio Trust's Board of Trustees, the Sub-Adviser furnishes to each Portfolio investment research, advice and supervision and determines what securities will be purchased, held or sold by the Portfolios.

         For its services to each Portfolio, the Sub-Adviser receives an annual fee, computed and paid monthly, from the Adviser (and not the Portfolios), based on the average net assets ("ANA") of the Portfolio according to the following schedule:

         ASSETS                         RATE

         First $500 Million             0.09%
         Next $500 Million              0.07%
         Over $1 Billion                0.06%

         The Portfolios bear the expenses of their operations other than those incurred by the Sub-Adviser. Among other expenses, the Portfolios pay for the services provided by Investors Bank & Trust Company ("Investors Bank") and IBT Fund Services (Canada) Inc. ("IBT Canada") discussed below, as well as: legal and auditing fees and expenses; expenses of shareholder reports; registration and reporting fees and expenses; and the Portfolio Trust's Trustees' fees and expenses.

         The Adviser acts as a "manager of managers" for the Portfolios, and supervises adherence by the Sub-Adviser of each Portfolio's investment policies and guidelines. The Adviser also recommends the appointment of additional or replacement Sub-Advisers to the Portfolio Trust's Board of Trustees. The Adviser and the Portfolios have jointly received exemptive relief from the SEC to permit the Adviser and the Portfolios to add or terminate sub-advisers without shareholder approval, subject to adherence to certain terms and conditions.

         The Board of Trustees, including a majority of the Independent Trustees, of the Portfolio Trust has approved the Adviser Agreements and agreements with the Sub-Adviser. In considering the agreements, the Trustees reviewed a variety of materials relating to each Portfolio, the Adviser and the Sub-Adviser, including information about the fees, expenses and performance of each Portfolio relative to other similar mutual funds. The Trustees of the Portfolio Trust reviewed information provided by the Sub-Adviser relating to its operations, personnel, investment philosophy and investment strategies and techniques, as well as the performance of the personnel of the Sub-Adviser in managing the Portfolios. The Trustees also reviewed the compliance capabilities of the Adviser and the Sub-Adviser.

         In approving each of the agreements with the Sub-Adviser, the Trustees of the Portfolio Trust considered, among other things: (i) the nature and quality of services expected to be rendered by the Sub-Adviser; (ii) the short-term and long-term performance of the personnel of the Sub-Adviser; and
(iii) the compensation to be paid by the Adviser to the Sub-Adviser.

         With respect to the Adviser, the Trustees of the Portfolio Trust considered, among other things, the financial condition and profitability of the Adviser in providing a variety of services to the Portfolios and the compensation paid to the Adviser for such services.

         After considering these and other factors, the Trustees concluded that approval of the Adviser Agreements and the agreements with the Sub-Adviser would be in the best interests of each Portfolio and its shareholders.

Distributor

         The Funds are continuously distributed by Lehman Brothers Inc. (the "Distributor") pursuant to a Distribution Agreement with the Trust dated [_______ __], 2003. The Distributor makes itself available to receive purchase orders for the Funds' shares. Pursuant to the Distribution Agreement, the Distributor has agreed to use its best efforts to obtain orders for the continuous offering of the Funds' shares. The Distributor receives no commissions or other compensation from the Funds for its services, but receives compensation from the Adviser for services it performs in acting as the Funds' Distributor.

         The Distributor is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers. The Distributor is located at 745 Seventh Avenue, New York, New York 10019.

Distribution and Shareholder Servicing Plans

         The Board of Trustees of the Trust has adopted a Plan of Distribution (the "Distribution Plan") under Rule 12b-1 of the 1940 Act with respect to the Adviser Class, Investment Class and Reserve Class of shares of each Fund after having concluded that there is a reasonable likelihood that the Distribution Plan will benefit the Funds and their shareholders. The Distribution Plan provides that the distributor of those classes of shares will receive payments from each Fund at an annual rate not to exceed 0.25% of the ANA of each of the Adviser Class shares and Investment Class shares of the Fund and at an annual rate not to exceed 0.10% of the ANA of Reserve Class shares of the Fund (plus reimbursement of direct out of pocket expenditures incurred by the Distributor or other persons in connection with the offer or sale of the Adviser Class, Investment Class or Reserve Class shares of the Fund, including expenses related to the preparation, printing and distribution of sales literature and reports). Under the Distribution Plan, the Distributor is authorized to retain all, or a portion, of the Series' payments made under the Distribution Plan and, as such, may remit none, all, or a portion, of such payments to any dealers or others selling shares of the Series.

         The Distribution Plan will continue in effect for so long as such continuance is specifically approved at least annually by a vote of a majority of the Board of Trustees of the Trust, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or any agreements related thereto (the "Qualified Distribution Plan Trustees"). The Distribution Plan requires that at least quarterly, the Treasurer of the Trust provides to the Trustees of the Trust, and that the Trustees review, a written report of the amounts expended pursuant to the Distribution Plan and the purposes for which such expenditures were made. The Distribution Plan further provides that the selection and nomination of the Trust's Independent Trustees is committed to the discretion of the Independent Trustees then in office. The Distribution Plan may be terminated as to a class of a Fund at any time by a vote of a majority of the Qualified Distribution Plan Trustees, or by a vote of a majority of the outstanding voting shares of the affected class of the applicable Fund. The Plan may not be amended to increase materially the amount of a Fund's permitted expenses thereunder without the approval of a majority of the outstanding voting securities of the affected class(es) of such Fund and may not be materially amended in any case without a vote of the majority of both the Trust's Trustees and the Trust's Qualified Distribution Plan Trustees.

         The Board of Trustees of the Trust has also adopted a Shareholder Servicing Plan (the "Servicing Plan") with respect to the Institutional Class and Investment Class of each Fund after having concluded that there is a reasonable likelihood that the Servicing Plan will benefit the Funds and their shareholders. The Servicing Plan provides that the shareholder servicing agent will receive payments from each Fund at an annual rate not to exceed 0.25% of the ANA of such Fund. Under the Servicing Plan, the Distributor is authorized to retain all, or a portion, of the Series' payments made under the Servicing Plan and, as such, may remit none, all, or a portion, of such payments to any dealers or other organizations providing shareholder services.

         The Servicing Plan will continue in effect for so long as such continuance is specifically approved at least annually by a vote of a majority of the Board of Trustees of the Trust, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Servicing Plan or in any agreements related thereto (the "Qualified Servicing Plan Trustees"). The Servicing Plan requires that at least quarterly, the Treasurer of the Trust provide to the Trustees of the Trust, and that the Trustees review, a written report of the amounts expended pursuant to the Servicing Plan and the purposes for which such expenditures were made. The Servicing Plan further provides that the selection and nomination of the Trust's Independent Trustees is committed to the discretion of the Trust's Independent Trustees then in office. The Servicing Plan may be terminated at any time as to a particular class of a Fund by a vote of a majority of the Qualified Servicing Plan Trustees, or by a vote of a majority of the outstanding voting shares of the affected class(es) of the applicable Fund. The Plan may not be amended to increase materially the amount of a Fund's permitted expenses thereunder without the approval of a majority of the outstanding voting securities of the affected Class of such Fund and may not be materially amended in any case without a vote of the majority of both the Trust's Trustees and the Trust's Qualified Servicing Plan Trustees.

Administrator, Transfer Agent, Custodian and Fund Accountant

         Investors Bank serves as Administrator, Transfer Agent and Custodian to the Funds and the Portfolios. The services provided by Investors Bank as administrator include certain accounting, clerical and bookkeeping services, Blue Sky, corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the SEC. As transfer agent and dividend paying agent, Investors Bank is responsible for issuance, transfer and redemption of shares, the establishment and maintenance of accounts and the payment of distributions for each Fund and for maintaining records of holders in interest and for the payment of distributions for each Portfolio. As custodian, Investors Bank holds cash, securities and other assets of the Funds and the Portfolios as required by the 1940 Act. The principal business address of Investors Bank is 200 Clarendon Street, Boston, Massachusetts 02116.

         IBT Fund Services (Canada) Inc., a subsidiary of Investors Bank, serves as fund accounting agent for the Portfolios. As fund accounting agent, IBT Canada performs certain accounting, clerical and bookkeeping services, and the daily calculation of net asset value ("NAV") for each Portfolio.

         For its services as Adviser, Administrator, Transfer Agent, Custodian and Fund Accounting Agent, each Portfolio pays Investors Bank an aggregate fee, at an annual rate of 0.17% of the ANA of the Portfolio. These fees are calculated daily and paid monthly. For its services as Administrator, Transfer Agent, Custodian and Fund Accounting Agent, each Fund pays Investors Bank an aggregate fee, which is calculated daily and paid monthly, at an annual rate of [0.01]% of ANA of the Fund.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

         Purchases and sales of securities for the Portfolios usually are principal transactions. Securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. Each Portfolio does not anticipate paying brokerage commissions. Any transaction for which the Portfolios pay a brokerage commission will be effected at the best price and execution available. Purchases from underwriters of securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers include the spread between the bid and asked price.

         Allocations of transactions, including their frequency, to various dealers is determined by the Sub-Adviser in its best judgment and in a manner deemed to be in the best interest of the other investors in each Portfolio rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

         Investment decisions for the Portfolios will be made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or the Sub-Adviser. If, however, each Portfolio and other accounts managed by the Adviser or the Sub-Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by each Portfolio or the size of the position obtainable for each Portfolio. In addition, when purchases or sales of the same security for each Portfolio and for other accounts managed by the Adviser or the Sub-Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

         The Portfolios are currently seeking an order of the SEC that would permit the Portfolios to effect principal transactions in certain money market instruments with dealers affiliated with the Sub-Adviser, subject to certain conditions.

                                  CAPITAL STOCK

         Under the Declaration of Trust, the Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest, par value $0.001 per share, of each Fund. The Declaration of Trust authorizes the Board of Trustees to divide or combine the shares of any particular series or class without thereby materially changing the proportionate beneficial interest of the shares of that series or class in the assets held with respect to that series or materially affecting the rights of shares of any other series or class. The shares of any such additional classes or series might, therefore, differ from the shares of the present class and series of capital stock and from each other as to preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications or terms or conditions of redemption, subject to applicable law, and might thus be superior or inferior to the other classes or series in various characteristics.

         The Trust generally is not required to hold meetings of its shareholders. Under the Declaration of Trust, however, shareholder meetings will be held in connection with the following matters: (1) the election or removal of Trustees if a meeting is called for the purpose; (2) the adoption of any investment advisory contract; and (3) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Trust or any registration of the Trust with the SEC or any state, or as the Trust's Trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

         Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of his successor or until such Trustee sooner dies, resigns or is removed by a vote of two-thirds of the shares entitled to vote, or a majority of the Trustees. In accordance with the 1940 Act, (i) the Trust will hold a shareholder meeting for the election of Trustees at such time as less than a majority of the Trustees have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders. A shareholders' meeting will be held for the purpose of voting upon the removal of a Trustee upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been shareholders for at least six months and who hold shares constituting at least 1% of the outstanding shares of a Fund stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

         The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or a Fund or a class thereof) by notice to the shareholders without shareholder approval. The Board of Trustees may by amendment to the Declaration of Trust add to, delete, replace or otherwise modify any provisions relating to any series or class, provided that before adopting any such amendment without shareholder approval, the Board of Trustees must determine that it is consistent with the fair and equitable treatment of all shareholders and, if shares have been issued, shareholder approval shall be required to adopt any amendments which would adversely affect to a material degree the rights and preferences of the shares of any series or class.

         Each share of a Fund has equal voting rights with every other share of a Fund, and all shares of a Fund vote as a single group except where a separate vote of any class is required by the 1940 Act, the laws of the State of Delaware, the Declaration of Trust or the By-Laws, or as the Board may determine in its sole discretion. Where a separate vote is required with respect to one or more classes, then the shares of all other classes vote as a single class, provided that, as to any matter which does not affect the interest of a particular class, only the holders of shares of the one or more affected classes is entitled to vote.

         Shares of each Portfolio have no preemptive or conversion rights, and are fully paid and non-assessable, except as set forth in the Prospectus. The Portfolio Trust normally will not hold meetings of holders of such interests except as required under the 1940 Act. The Portfolio Trust would be required to hold a meeting of holders in the event that at any time less than a majority of its Trustees holding office had been elected by holders. The Trustees of the Portfolio Trust continue to hold office until their successors are elected and have qualified. Holders holding a specified percentage of interests in a Portfolio may call a meeting of holders in such Portfolio for the purpose of removing any Trustee. A Trustee of the Portfolio Trust may be removed upon a majority vote of the interests held by holders in the Portfolio Trust qualified to vote in the election. The 1940 Act requires the Portfolio Trust to assist its holders in calling such a meeting. Upon liquidation of a Portfolio, holders in a Portfolio would be entitled to share pro rata in the net assets of the Portfolio available for distribution to holders. Each holder in a Portfolio is entitled to a vote in proportion to its percentage interest in such Portfolio

         If at any time a Fund receives notice of a meeting of shareholders of a Portfolio in which the Fund invests, the Fund will seek instructions from its shareholders with regard to the voting of the Fund's interests in the Portfolio and will vote such interests in accordance with such instructions. Alternatively, the Fund may elect to vote its interests in the Portfolio in the same proportion as the vote of all other holders of interests in the Portfolio.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase and Redemption of Shares

         Information on how to purchase and redeem shares and the time at which net asset value of each share is determined is included in the Funds' prospectuses.

         The Trust may suspend the right to redeem Fund shares or postpone the date of payment upon redemption for more than seven days (i) for any period during which the New York Stock Exchange and the Federal Reserve Bank are closed (other than customary weekend or holiday closings) or trading on the exchange is restricted; (ii) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it or determination by the Fund of the value of its net assets is not reasonably practicable; or (iii) for such other periods as the SEC may permit for the protection of shareholders of the Fund.

         The Trust intends to pay redemption proceeds in cash for all Fund shares redeemed. In the event portfolio securities are paid upon redemption of Fund shares, those securities will be valued at their then current market value. An investor may incur brokerage costs in converting portfolio securities received upon redemption to cash. The Portfolios have advised the Trust that the Portfolios will not redeem in-kind except in circumstances in which a Fund is permitted to redeem in-kind or except in the event a Fund completely withdraws its interest from a Portfolio.

Valuation of Shares

         The following is a description of the procedures used by the Portfolios in valuing their assets.

         The investment securities in the Portfolios are valued based upon the amortized cost method, which involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Although the amortized cost method provides consistency in valuation, it may result in periods during which the stated value of a security is higher or lower than the price a Portfolio would receive if the security were sold. This method of valuation is used in order to stabilize the NAV of shares of each Fund at $1.00; however, there can be no assurance that each Fund's NAV will always remain at $1.00 per share.

                                    TAXATION

         This summary of certain aspects of the Federal income tax treatment of the Funds and their shareholders is based upon the Internal Revenue Code of 1986, as amended (the "Code"), judicial decisions, Treasury Regulations ("Regulations") and rulings in existence on the date hereof, all of which are subject to change. This summary does not discuss the impact of various proposals to amend the Code which could change certain of the tax consequences of an investment in a Fund. This summary also does not discuss all of the tax consequences that may be relevant to a particular investor or to certain investors subject to special treatment under the Federal income tax laws. The Funds are actively managed and their investment strategies may be employed without regard to the tax consequences of the Funds' transactions on the Funds' shareholders.

         Each investor should consult its own tax adviser as to the tax consequences of investing in a Fund, including the application of state and local taxes which may be different from the Federal income tax consequences described herein.

Taxation of the Funds

Classification of the Funds and Tax Treatment of Fund Operations

         Each Fund intends to be treated as a separate entity for federal income tax purposes. Each Fund intends to qualify to be treated as a regulated investment company ("RIC") under Subchapter M of the Code and will elect to be a RIC on its tax return. To so qualify, a Fund must, among other things, satisfy an income test and a diversification test.

         To satisfy the income test, at least 90% of a Fund's gross income in each taxable year must consist of dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies.

         Each Fund must also diversify its holdings so that, at the end of each quarter of the Fund's taxable year, (a) at least 50% of the value of the Fund's total assets is represented by cash and cash items, securities of other regulated investment companies, U.S. Government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund's total assets is invested in the securities (other than U.S. Government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the Fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

         [Each Portfolio is treated as a partnership for federal income tax purposes. As such, a Portfolio is not subject to federal income taxation. Each Fund must take into account, in computing its federal income tax liability (if any), its share of the corresponding Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash distributions from such Portfolio. For purposes of meeting the RIC diversification requirements described above, each Fund will test the diversification of its assets by treating the Fund's proportionate share of the corresponding Portfolio's assets as if held directly by the Fund.]

         As a RIC, a Fund is not subject to federal income tax on the portion of its taxable income that it distributes to its shareholders, provided that it distributes at least 90% of its investment company taxable income (generally, its taxable income, less the excess of its long-term capital gains over its short-term capital losses) and 90% of its tax-exempt income, if any, each taxable year. Each Fund intends to distribute substantially all of its income and gains to its shareholders each year and also intends to distribute its income and gains in such a way that it will not be subject to the 4% federal excise tax on certain undistributed amounts. Each Fund is required to make distributions regardless of whether it has received distributions relating to its income and gains, and it may borrow for the purpose of meeting such distribution requirements.

         If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded RICs, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of a Fund's earnings and profits, and would be eligible for the dividends-received deduction in the case of corporate shareholders. In addition, if a Fund failed to qualify as a RIC for a period greater than two taxable years, such Fund may be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a RIC in a subsequent year.

Tax Treatment of Fund Investments

         Unless otherwise indicated, references in the following discussion to the tax consequences of a Fund's investments, activities, income, gain and loss, include the direct investments, activities, income, gain and loss of such Fund, and those indirectly attributable to the Fund as a result of it being a member of the corresponding Portfolio.

         In General. Each Fund will realize ordinary income from accruals of interest. Each Fund may hold debt obligations with "original issue discount." In such case, the Fund would be required to include amounts in taxable income on a current basis even though receipt of such amounts may occur in a subsequent year. Each Fund may also acquire debt obligations with "market discount." Upon disposition of such an obligation, the Fund generally would be required to treat gain realized as interest income to the extent of the market discount which accrued during the period the debt obligation was held by the Fund. Alternatively, a Fund may elect to accrue market discount into income on a current basis.

         State and Local Taxation. Depending on the extent of a Fund's activities in states and localities in which its offices are maintained, or in which it is otherwise deemed to be conducting business, such Fund may be subject to the tax laws of these states or localities.

Taxation of the Shareholders

         Distributions. Distributions to shareholders of a Fund's net investment income (generally, dividends, interest and short-term capital gains, net of expenses) will generally be taxable as ordinary income to shareholders. It is anticipated that no portion of either Fund's distributions will constitute "Qualified Dividends" or qualify for the dividends received deduction. To the extent a Fund receives certain dividends, designates such dividends in its distributions and certain holding period requirements are met, a shareholder that is an individual could pay tax on such dividend at long-term capital gains rates and a corporate shareholder could benefit from the corporate dividends received deduction.

         Distributions, if any, of a Fund's net capital gains (designated as capital gain dividends by the Fund) will be taxable to shareholders as long-term capital gains, regardless of the length of time the shares have been held by a shareholder and are not eligible for the dividends-received deduction. Distributions in excess of a Fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital, to the extent of a shareholder's adjusted basis in its shares of the Fund, and as a capital gain thereafter (if the shareholder held its shares of the Fund as capital assets).

         Distributions will be taxable in the above-described manner whether they are reinvested in additional shares of the applicable Fund or the shareholder elects to receive such distributions in cash. Shareholders receiving distributions in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value, determined as of the distribution date, of the shares received and will have a cost basis in each share received equal to the fair market value of a share of the applicable Fund on the distribution date.

         All distributions of net investment income and net capital gains, whether received in shares or in cash, must be reported by each shareholder on its federal income tax return. A distribution will be treated as paid during a calendar year if it is declared by a Fund in October, November or December of the year to holders of record in such a month and paid by January 31 of the following year. Such distributions will be taxable to shareholders as if received on December 31 of such prior year, rather than in the year in which the distributions are actually received. Following the end of each calendar year, every shareholder will be sent tax information regarding the distributions made to such shareholder during the calendar year.

         Sale or Redemption of Shares. A shareholder may recognize a taxable gain or loss if the shareholder sells or redeems its shares. A shareholder will generally be subject to taxation based on the difference between its adjusted tax basis in the shares sold or redeemed and the value of the cash or other property received by such shareholder in payment thereof. A shareholder who receives securities upon redeeming its shares will have a tax basis in such securities equal to their fair market value on the redemption date. Except as provided below, any gain or loss arising from the sale or redemption of shares will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will generally be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less.

         Any loss realized on a sale or redemption of shares will be disallowed to the extent the shares disposed of are replaced with substantially identical shares within a period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss arising from the sale or redemption of shares in a Fund held for six months or less will be treated for U.S. federal tax purposes as a long-term capital loss to the extent of any amount of capital gain dividends received by the shareholder with respect to such shares of such Fund. For purposes of determining whether shares have been held for six months or less, a shareholder's holding period is suspended for any periods during which the shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options or short sales.

         Certain U.S. Tax Disclosure Requirements. Pursuant to recently issued Regulations directed at tax shelter activity, taxpayers are required to disclose to the Service certain information on Form 8886 if they participate in a "reportable transaction." A transaction may be a "reportable transaction" based upon any of several indicia with respect to a shareholder, including the existence of significant book-tax differences or the recognition of a loss in excess of certain thresholds. Investors should consult their own tax advisors concerning any possible disclosure obligation with respect to their investment in Fund shares.

         Backup Withholding. Federal regulations generally require each Fund to withhold and remit to the U.S. Treasury a "backup withholding" tax with respect to dividends, distributions from net realized long-term capital gains and the proceeds of any redemption paid to a shareholder if such shareholder fails to certify on IRS Form W-9, Form W-8BEN or other applicable form either that the Taxpayer Identification Number ("TIN") furnished to the applicable Fund is correct or that such shareholder has not received notice from the Service of being subject to backup withholding. Furthermore, the Service may notify a Fund to institute backup withholding if the Service determines a shareholder's TIN is incorrect or if a shareholder has failed to properly report taxable dividends or interest on a federal tax return. A TIN is either the Social Security number or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's federal income tax return. The backup withholding rate is 28%; the rate is currently scheduled to increase to 31% in 2011.

         State and Local Taxation. Distributions and gains realized on the sale or exchange of shares may also be subject to state and local taxes. Shareholders should consult their tax advisors regarding the applicable requirements in their particular states.

                         CALCULATION OF PERFORMANCE DATA

         From time to time, each of the Funds may quote their "yield" and "effective yield" information in advertisements, reports and other communications to shareholders and compare their performance figures to those of other funds or accounts with similar objectives and to relevant indices. Such performance information will be calculated as described below. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis.

Yield

         The current yield for the Funds is computed by (a) determining the net change in the value of a hypothetical pre-existing account in the Fund having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7).

Effective Yield

         In addition, the Funds may calculate a compound effective annualized yield by determining the net change in the value of a hypothetical pre-existing account in the Fund having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted according to the following formula: Effective Yield = [( Base Period return +1 ) (365/7 exponentional power)] - 1 (i.e. adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.)

         The net change in the value of the account reflects the value of additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation.

Tax Equivalent Yields

         Tax Equivalent yields are computed by dividing that portion of a Fund's yield which is tax-exempt by one minus a federal and/or state income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax- exempt. Yield = 2[((a-b)/(cd) + 1)/6/ - 1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period. The yield of these Funds fluctuates, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in a Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments a Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

Total Return

         The Funds may advertise performance in terms of average annual total return for 1-, 5-, and 10 year periods, or for such lesser periods as any of such Funds have been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according the following formula: subtracting the NAV per share at the beginning of the period from the NAV per share at the end of the period (after adjusting for the reinvestment of any income dividends and capital gain distributions), and dividing the result by the NAV per share at the beginning of the period. In particular, the Funds' average annual total return ("T") is computed by using the redeemable value at the end of a specified period of time ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula P(1+T)n=ERV.

         Past performance quotations should not be considered as representative of any Fund's performance for any specified period in the future. The Funds' performance may be compared in sales literature to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance.

         Each Fund's performance will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and its operating expenses. As described above, total return is based on historical earnings and is not intended to indicate future performance. Consequently, any given performance quotation should not be considered as representative of a Fund's performance for any specified period in the future. Performance information may be useful as a basis for comparison with other investment alternatives. However, a Fund's performance will fluctuate, unlike certain bank deposits or other investments which pay a fixed yield for a stated period of time.

                              INDEPENDENT AUDITORS

         [__________] ("[_____]") serves as independent auditors to the Trust [and the Portfolio Trust]. [_____] is responsible for performing annual audits of the financial statements and financial highlights in accordance with generally accepted accounting standards, and preparation of the federal tax returns. The principal business address of [_____] is [__________].

                                     COUNSEL

         Schulte Roth & Zabel LLP serves as counsel to the Trust. Willkie Farr & Gallagher serves as counsel to the Independent Trustees of the Trust.

                              FINANCIAL STATEMENTS

         The Cash Portfolio's financial statements, which were contained in the Portfolio Trust's 2002 Annual Report, have been audited by Ernst & Young LLP, the independent auditors of the Portfolio Trust, and are incorporated by reference into this SAI. Copies of the Portfolio Trust's 2002 Annual Report may be obtained by calling [__________]. The Prime Portfolio had not commenced operations as of December 31, 2002.

                                    APPENDIX

Description of Commercial Paper Ratings

         The following descriptions of short-term debt ratings have been published by Standard & Poor's Ratings Service ("Standard & Poor's"), Moody's Investors Service ("Moody's") and Fitch's IBCA Investors Service ("Fitch"), respectively. These obligations have an original maturity not exceeding thirteen months, unless explicitly noted.

         A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Commercial paper issues rated A-1 by Standard & Poor's reflect a very strong degree of safety of timely payment. Commercial paper issues rated A-2 reflect a strong degree of safety of timely payment but not as strong as for issues designated A-1.

         Commercial paper issues rated Prime-1 by Moody's are judged by Moody's to be of the "highest" quality on the basis of relative repayment capacity with a superior ability for repayment of senior short-term debt obligations. Commercial paper issues rated Prime-2 are judged by Moody's to be of the "second highest" quality with a strong ability for repayment of senior short-term debt obligations.

         The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. Commercial paper issues rated Fitch-2 are regarded as having only a slightly less assurance of timely payment than those issues rated Fitch-1.

         Commercial paper rated R-1 (high) is considered to be of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Paper rated R-1 (middle) is of superior credit quality and, in most cases, are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

Description of Long-Term Debt Ratings

         The following is a description of Moody's debt instrument (corporate and municipal debt) ratings:

         Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

         Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

         The following is a description of Standard & Poor's debt instrument (corporate and municipal debt) ratings:

         Standard & Poor's ratings are based, in varying degrees, on the following considerations: (i) the likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligations; (ii) the nature of and provisions of the obligation; and (iii) the protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         AAA -- Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

         Plus (+) or minus (-): The ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                     PART C

ITEM 23. EXHIBITS

(a)      Declaration of Trust, dated June 19, 2003, filed herewith.

(b)      By-Laws, dated June 19, 2003, filed herewith.

(c)      Not Applicable.

(d)(1) Investment Adviser Agreement between Merrimac Master Portfolio and Investors Bank & Trust Company ("Investors Bank") (Merrimac Cash Portfolio), incorporated herein by reference to the Merrimac Series Registration Statement on Form N-1A filed April 8, 1998 (Accession No. 0001029869-98-000483).

(d)(2) Investment Adviser Agreement between Merrimac Master Portfolio and Investors Bank (Merrimac Prime Portfolio), incorporated herein by reference to the Merrimac Series Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed April 25, 2002 (Accession No. 0000950156-02-000179).

(d)(3) Investment Sub-Adviser Agreement between Investors Bank and Lincoln Capital Fixed Income Management Company, LLC ("Lincoln Capital") (Merrimac Cash Portfolio), to be filed by Pre-Effective Amendment.

(d)(4) Investment Sub-Adviser Agreement between Investors Bank and Lincoln Capital (Merrimac Prime Portfolio), to be filed by Pre-Effective Amendment.

(e)(1) Distribution Agreement between Registrant and Lehman Brothers Inc. ("LBI"), to be filed by Pre-Effective Amendment.

(e)(2)   Distribution Agreement, to be filed by Pre-Effective Amendment.

(e)(3)   Form of Selling Agreement, to be filed by Pre-Effective Amendment.

(f)      Not Applicable.

(g) Custodian Agreement between Registrant and Investors Bank, to be filed by Pre-Effective Amendment.

(h)(1) Administration Agreement between Registrant and Investors Bank, to be filed by Pre-Effective Amendment.

(h)(2) Transfer Agency and Service Agreement between Registrant and Investors Bank, to be filed by Pre-Effective Amendment.

(h)(3) Third Party Feeder Fund Agreement Among Registrant, Merrimac Master Portfolio and Investors Bank, to be filed by Pre-Effective Amendment.

(i)      Opinion and Consent of Counsel, to be filed by Pre-Effective Amendment.

(j) Consent of Independent Auditors, [__________], to be filed by Pre-Effective Amendment.

(k)      Not Applicable.

(l)      Initial Capital Agreement, to be filed by Pre-Effective Amendment.

(m)(1)   Shareholder Servicing Plan, to be filed by Pre-Effective Amendment.

(m)(2) Form of Shareholder Servicing Agreement, to be filed by Pre-Effective Amendment.

(m)(3)   Distribution Plan, to be filed by Pre-Effective Amendment.

(n) Multiple Class Expense Allocation Plan (Rule 18f-3), to be filed by Pre-Effective Amendment.

(p)      None, because the Funds and Portfolios are money market funds.

Other.   Powers of Attorney, filed herewith.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE TRUST.

                  None.

ITEM 25. INDEMNIFICATION.

         A Delaware statutory trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article III, Section 7 of the Registrant's Declaration of Trust provides that if any shareholder or former shareholder shall be exposed to liability by reason of a claim or demand relating to his or her being or having been a shareholder, and not because of his or her acts or omissions, the shareholder or former shareholder (or his or her heirs, executors, administrators, or other legal representatives, or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Trust against all loss and expense arising from such claim or demand.

         Pursuant to Article VII, Section 2 of the Registrant's Declaration of Trust, the trustees of the Trust (the "Trustees") shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, investment adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and the Trust out of its assets shall indemnify and hold harmless each and every Trustee from and against any and all claims and demands whatsoever arising out of or related to each Trustee's performance of his duties as a Trustee of the Trust to the fullest extent permitted by law; provided that nothing therein contained shall indemnify, hold harmless or protect any Trustee from or against any liability to the Trust or any shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission (the "SEC") such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Not Applicable.


ITEM 27. PRINCIPAL UNDERWRITER

                  (a) LBI acts as principal underwriter for Lehman Brothers/First Trust Income Opportunity Fund.

                  (b) Information regarding the Distributor is described in Schedule A of its Form BD as currently on file with the SEC, the text of which is hereby incorporated by reference.

           SEC File #                                       CRD # on Form BD
           8-012324                                         7506

                  LBI is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers. LBI is located at 745 Seventh Avenue, New York, New York 10019.

                  (c) Not Applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

                  All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

                  Lehman Brothers Asset Management, 399 Park Avenue, New York, NY 10022.

                  Lincoln Capital Fixed Income Management Company, LLC, 200 S. Wacker Drive, Suite 2100, Chicago, Illinois 60606.

                  Investors Bank & Trust, 200 Clarendon Street, Boston, MA
                  02116.

ITEM 29.  MANAGEMENT SERVICES

                  Not Applicable.

ITEM 30.  UNDERTAKINGS

                  Not Applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Lehman Brothers Liquid Assets Trust, has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on the day of June 25, 2003.

LEHMAN BROTHERS LIQUID ASSETS TRUST


By: /s/ Jonathan Morris
   --------------------------------
     Jonathan Morris
     Secretary

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacity indicated, on the day of June 25, 2003.



     /s/ Bradley Tank
     -------------------------------------------------
     Bradley Tank
     President of Lehman Brothers Liquid Assets Trust


     /s/ Edward Grieb
     -------------------------------------------------
     Edward Grieb
     Treasurer of Lehman Brothers Liquid Assets Trust


     /s/ Kurt A. Locher
     -------------------------------------------------
     Kurt A. Locher
     Trustee of Lehman Brothers Liquid Assets Trust

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Lehman Brothers Liquid Assets Trust, has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on the day of June 25, 2003.

MERRIMAC MASTER PORTFOLIO

By:  /s/ Paul J. Jasinski
     -------------------------------------------------
     Paul J. Jasinski
     President

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacity indicated, on the day of June 25, 2003.


     /s/ Paul J. Jasinski
     -------------------------------------------------
     Paul J. Jasinski
     President of Merrimac Master Portfolio


     /s/ John F. Pyne
     -------------------------------------------------
     John F. Pyne
     Treasurer and Chief Financial Officer of Merrimac
     Master Portfolio


     /s/ Kevin J. Sheehan
     -------------------------------------------------
     Kevin J. Sheehan*
     Trustee of Merrimac Master Portfolio


     /s/ Francis J. Gaul, Jr.
     -------------------------------------------------
     Francis J. Gaul, Jr.*
     Trustee of Merrimac Master Portfolio


     /s/ Edward P. Hines, Jr.
     -------------------------------------------------
     Edward P. Hines, Jr.*
     Trustee of Merrimac Master Portfolio


     /s/ Thomas E. Sinton
     -------------------------------------------------
     Thomas E. Sinton*
     Trustee of Merrimac Master Portfolio


*By:  /s/ Susan C. Mosher
      -------------------------------------------------
       Susan C. Mosher
       As attorney-in-fact

                                  EXHIBIT INDEX

Exhibit No.  Description

99.1         Declaration of Trust, dated June 19, 2003.

99.2         By-Laws, dated June 19, 2003.

99.3         Powers of Attorney